UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund:    BlackRock Multi-Sector Income Trust (BIT)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector

Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 07/31/2018

Item  1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value
Common Stocks — 0.5%

Aerospace & Defense — 0.5%
United Technologies Corp.		25,650	$3,481,731

		Par (000)
Asset-Backed Securities — 27.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, (1 mo. LIBOR US + 0.30%), 2.36%, 02/25/36(a)	USD	4,962	4,930,405
Ajax Mortgage Loan Trust, Series 2017-D(b)(c):
Class A, 3.75%, 12/25/57		3,564	3,546,466
Class B, 0.00%, 12/25/57(d)		954	589,392
ALM Loan Funding, 5.05%, 07/15/26(c)(d)		1,010	999,988
ALM VI Ltd., Series 2012-6A, Class BR3, 4.10%, 07/15/26(c)(d)		1,200	1,195,744
ALM XII Ltd., Series 2015-12A, Class C1R2, 4.99%, 04/16/27(c)(d)		545	543,712
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(c)		2,000	2,187,769
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 9.34%, 10/15/28(a)(c)		1,000	1,014,137
Anchorage Capital CLO Ltd.(c):
Series 2014-3RA, Class C, 4.19%, 01/28/31(d)		1,000	992,642
Series 2014-5RA, Class E, 7.74%, 01/15/30(d)		1,140	1,143,899
Series 2015-6A, Class DR, (3 mo. LIBOR US + 3.55%), 5.89%, 07/15/30(a)		1,000	1,005,356
Series 2016-8A, Class DR, 5.34%, 07/28/28(d)(b)		1,000	1,000,000
Ares CLO Ltd.(a)(c):
Series 2015-1A, Class D, (3 mo. LIBOR US + 6.23%), 8.55%, 12/05/25		1,000	1,014,564
Series 2016-41A, Class D, (3 mo. LIBOR US + 4.20%), 6.54%, 01/15/29		900	914,666
Ares XL CLO Ltd., Series 2016-40A, Class D, (3 mo. LIBOR US + 6.60%), 8.94%, 10/15/27(a)(c)		500	505,088
Atrium X, Series 10A(a)(c):
Class DR, (3 mo. LIBOR US + 3.00%), 5.34%, 07/16/25		1,000	999,833
Class E, (3 mo. LIBOR US + 4.50%), 6.84%, 07/16/25		2,000	2,001,180

Security		Par (000)	Value
Asset-Backed Securities (continued)
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.32%, 10/24/29(c)(d)	USD	1,175	$1,181,601
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 2.20%, 11/25/36(a)		3,187	3,091,807
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class CR, (3 mo. LIBOR US + 3.70%), 6.04%, 07/15/29(a)(c)		1,750	1,761,510
Benefit Street Partners CLO VI Ltd., Series 2015-VIA(c)(d):
Class BR, 4.73%, 10/18/29		1,000	1,003,064
Class CR, 5.78%, 10/18/29		1,000	1,003,494
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, 8.75%, 10/15/30(c)(d)		500	506,112
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 2.22%, 10/25/36(a)		7,343	5,633,834
Carrington Mortgage Loan Trust, Series 2006-FRE2(a):
Class A2, (1 mo. LIBOR US + 0.12%), 2.18%, 10/25/36		4,941	3,739,143
Class A5, (1 mo. LIBOR US + 0.08%), 2.14%, 10/25/36		10,179	7,668,287
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(c)		3,544	3,522,823
Elevation CLO Ltd.(a)(c):
Series 2013-1A, Class CR, (3 mo. LIBOR + 4.68%), 7.02%, 11/15/28		800	805,232
Series 2016-5A, Class E, (3 mo. LIBOR US + 6.95%), 9.29%, 07/15/28		1,000	1,002,501
Fremont Home Loan Trust(a):
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.22%, 05/25/36		23,884	15,704,237
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 2.21%, 11/25/36		21,500	10,377,516
Galaxy CLO Ltd., Series 2015-21A, 7.60%, 04/20/31(c)(d)		500	482,526
Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 4.73%, 11/15/26(c)(d)		530	530,166
GSAMP Trust(a):
Series 2006-FM2, Class A2C, (1 mo. LIBOR US + 0.15%), 2.21%, 09/25/36		10,804	5,347,307
Series 2007-FM2, Class A2B, (1 mo. LIBOR US + 0.09%), 2.15%, 01/25/37		7,158	4,845,033

1

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.(c)(d):
Series 4A-2014, Class BR, 4.19%, 01/28/30	USD	1,750	$1,729,802
Series 8A-2016, Class ER, 7.84%, 07/20/30(b)		1,000	998,000
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 2.23%, 04/25/37(a)		11,451	8,750,451
HPS Loan Management Ltd., Series 10A-16(a)(c):
Class C, (3 mo. LIBOR US + 3.65%), 6.00%, 01/20/28		2,500	2,510,249
Class D, (3 mo. LIBOR US + 6.50%), 8.85%, 01/20/28		1,000	1,010,892
Invitation Homes Trust, Series 2018-SFR2, Class E, 4.07%, 06/17/37(c)(d)		3,000	3,008,858
Jay Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.00%), 9.35%, 10/20/27(a)(c)		1,000	1,012,033
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 05/20/26(c)		2,700	2,670,965
Long Beach Mortgage Loan Trust(a):
Series 2006-1, Class 1A, (1 mo. LIBOR US + 0.22%), 2.28%, 02/25/36		4,324	4,190,706
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.22%, 11/25/36		12,298	5,554,371
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 2.22%, 08/25/36		6,771	3,588,005
Madison Park Funding X Ltd., Series 2012-10A, Class ER, (3 mo. LIBOR US + 7.62%), 9.97%, 01/20/29(a)(c)		1,500	1,526,759
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 8.80%, 07/23/29(c)(d)		750	752,719
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 6.05%, 04/20/26(a)(c)		1,000	1,002,372
Mastr Asset-Backed Securities Trust(a):
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.15%), 2.21%, 06/25/36		10,365	5,922,268
Series 2006-WMC2, Class A5, (1 mo. LIBOR US + 0.25%), 2.31%, 04/25/36		7,712	3,115,728

Security		Par (000)	Value
Asset-Backed Securities (continued)
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, (1 mo. LIBOR US + 0.15%), 2.21%, 11/25/36(a)	USD	13,239	$6,677,417
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR, (3 mo. LIBOR US + 7.75%), 10.11%, 11/14/27(a)(c)		1,000	1,017,278
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, 7.34%, 01/15/28(c)(d)		1,250	1,250,955
Oaktree CLO Ltd., Series 2015-1A, Class DR, 7.55%, 10/20/27(c)(d)		1,000	997,163
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 8.65%, 07/20/30(a)(c)		500	509,580
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.65%), 6.01%, 11/14/26(a)(c)		1,000	1,002,378
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, 5.10%, 01/22/30(c)(d)		500	493,873
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (3 mo. LIBOR US + 7.15%), 9.50%, 01/21/30(a)(c)		405	411,290
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 07/18/25(c)		5,000	5,023,328
OZLM Funding II Ltd., Series 2012-2A(a)(c):
Class CR, (3 mo. LIBOR US + 4.00%), 6.34%, 10/30/27		1,250	1,250,117
Class DR, (3 mo. LIBOR US + 7.30%), 9.64%, 10/30/27		1,250	1,253,163
OZLM XIV Ltd., Series 2015-14A, Class CR, 5.34%, 01/15/29(b)(c)(d)		1,000	1,000,100
OZLM XIX Ltd., Series 2017-19A, Class D, 8.95%, 11/22/30(c)(d)		500	511,591
OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.15%), 9.50%, 01/20/29(a)(c)		1,000	1,015,508
OZLM XXI, Series 2017-21A, Class D, 7.89%, 01/20/31(c)(d)		500	494,937
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 7.84%, 11/14/29(c)(d)		1,750	1,766,553
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		4,300	2,578,035

2

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd., Series 2017-2A, Class D, (3 mo. LIBOR US + 3.45%), 5.79%, 10/15/29(a)(c)	USD	500		$502,257
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 2.46%, 09/25/47(a)		5,000		4,699,777
Scholar Funding Trust, Series 2013-A, Class R, 0.00%(b)		—	(e)	1,717,065
Sound Point CLO X Ltd., Series 2015-3A, Class ER, 7.60%, 01/20/28(b)(c)(d)		1,000		995,000
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 4.25%), 6.60%, 10/20/28(a)(c)		285		286,520
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.00%, 01/23/29(a)(c)		1,000		1,012,846
Symphony CLO XV Ltd., Series 2014-15A, Class DR, (3 mo. LIBOR US + 3.35%), 5.69%, 10/17/26(a)(c)		3,500		3,501,430
Thayer Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.10%), 8.45%, 04/20/29(a)(c)		500		507,002
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 8.85%, 07/15/29(a)(c)		500		510,593
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 6.21%, 04/20/27(a)(c)		1,500		1,504,369
Venture XXVI CLO Ltd., Series 2017-26A, Class E, (3 mo. LIBOR US + 6.80%), 9.15%, 01/20/29(a)(c)		500		509,591
Vibrant CLO III Ltd., Series 2015-3A(a)(c):
Class A2R, (3 mo. LIBOR US + 2.05%), 4.40%, 04/20/26		1,000		999,702
Class BR, (3 mo. LIBOR US + 2.95%), 5.30%, 04/20/26		1,500		1,497,720
Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.85%), 9.18%, 10/18/27(a)(c)		385		389,279
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 2.30%, 05/25/47(a)		9,440		7,913,556
Wellfleet CLO Ltd., Series 2017-3A, Class B, 4.29%, 01/17/31(c)(d)		500		494,033
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 7.50%, 09/25/20(c)		54		53,880
York CLO Ltd., Series 2015-1A, Class ER, 8.00%, 01/22/31(c)(d)		750		723,125

Security		Par (000)	Value
Asset-Backed Securities (continued)
York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.40%), 8.75%, 10/20/29(a)(c)	USD	1,000	$1,012,322

Total Asset-Backed Securities — 27.4% (Cost — $186,654,309)			196,218,545

Corporate Bonds — 67.7%
Aerospace — 0.2%
Axtel SAB de C.V., 6.38%, 11/14/24(c)(f)		525	515,156

			515,156
Aerospace & Defense — 1.7%
Arconic, Inc.:
5.87%, 02/23/22(f)		1,065	1,099,612
5.13%, 10/01/24(f)		554	552,615
5.90%, 02/01/27		225	225,000
BBA US Holdings, Inc., 5.38%, 05/01/26(c)		322	324,412
Bombardier, Inc.(c):
7.75%, 03/15/20		204	215,220
8.75%, 12/01/21(f)		914	1,008,827
6.00%, 10/15/22(f)		25	25,188
6.13%, 01/15/23(f)		1,391	1,413,604
7.50%, 12/01/24		1,059	1,126,511
7.50%, 03/15/25(f)		648	680,400
7.45%, 05/01/34		209	213,703
EnPro Industries, Inc., 5.88%, 09/15/22		132	134,310
Harris Corp., 3.83%, 04/27/25(f)		750	735,839
KLX, Inc., 5.88%, 12/01/22(c)(f)		935	968,894
Koppers, Inc., 6.00%, 02/15/25(c)(f)		267	267,534
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)(f)		236	243,670
Lockheed Martin Corp., 4.09%, 09/15/52(f)		451	432,851
Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/01/22(c)(f)		192	198,240
TransDigm UK Holdings PLC, 6.88%, 05/15/26(c)		431	442,852
TransDigm, Inc.:
6.00%, 07/15/22(f)		643	654,381
6.50%, 07/15/24		143	146,396
6.50%, 05/15/25		114	115,283
6.38%, 06/15/26(f)		189	189,945

3

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
United Technologies Corp., 3.75%, 11/01/46(f)	USD	700	$628,454

			12,043,741
Air Freight & Logistics — 0.2%
FedEx Corp.(f):
3.90%, 02/01/35		500	470,866
4.75%, 11/15/45		500	510,216
XPO Logistics, Inc., 6.50%, 06/15/22(c)(f)		670	688,425

			1,669,507
Airlines — 2.7%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22(c)(f)		2,224	2,269,063
American Airlines Pass-Through Trust:
Series 2013-2, Class A, 4.95%, 07/15/24(f)		1,666	1,712,745
Series 2017-1, Class B, 4.95%, 08/15/26		1,620	1,642,737
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20		865	876,902
Continental Airlines Pass-Through Trust, Class B(f):
Series 2007-1, 6.90%, 10/19/23		209	215,675
Series 2012-1, 6.25%, 10/11/21		284	291,070
Delta Air Lines Pass-Through Trust, Class B(f):
Series 2007-1, 8.02%, 02/10/24		1,439	1,582,586
Series 2012-1, 6.88%, 05/07/19(c)		2,098	2,140,182
Latam Finance Ltd., 6.88%, 04/11/24(c)		737	731,473
United Airlines Pass-Through Trust(f):
Series 2014-2, Class B, 4.63%, 03/03/24		2,103	2,111,209
Series 2015-1, Class A, 3.70%, 06/01/24		3,570	3,517,521
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 04/22/20(f)		1,887	1,906,121

			18,997,284
Auto Components — 0.6%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	111	123,477
Allison Transmission, Inc., 5.00%, 10/01/24(c)	USD	38	37,335
Aptiv PLC(f):
4.25%, 01/15/26		400	396,070
4.40%, 10/01/46		280	253,414
Federal-Mogul LLC / Federal-Mogul Financing Corp., 5.00%, 07/15/24	EUR	177	216,264
Fiat Chrysler Finance Europe, 4.75%, 07/15/22	EUR	131	171,317
GKN Holdings PLC, 3.38%, 05/12/32	GBP	100	133,546
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	100	120,151

Security		Par (000)	Value
Auto Components (continued)
Goodyear Tire & Rubber Co., 5.00%, 05/31/26	USD	77	$71,802
HP Pelzer Holding GmbH, 4.13%, 04/01/24	EUR	100	117,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.00%, 08/01/20	USD	115	116,918
6.25%, 02/01/22(f)		341	347,605
6.75%, 02/01/24(f)		392	398,860
6.38%, 12/15/25(f)		284	285,420
IHO Verwaltungs GmbH(g):
(2.75% Cash or 3.50% PIK), 2.75%, 09/15/21	EUR	100	118,584
(3.25% Cash or 4.00% PIK), 3.25%, 09/15/23		100	119,157
(3.75% Cash or 4.50% PIK), 3.75%, 09/15/26		100	119,266
(4.13% Cash or 4.88% PIK), 4.13%, 09/15/21(c)(f)	USD	214	211,325
(4.50% Cash or 5.25% PIK), 4.50%, 09/15/23(c)(f)		229	219,840
Tesla, Inc., 5.30%, 08/15/25(c)(f)		588	520,380
Volvo Car AB, 2.00%, 01/24/25	EUR	100	115,721

			4,213,996
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43(f)	USD	2,194	2,290,241

Banks — 1.3%
Allied Irish Banks PLC(5 year EUR Swap + 3.95%), 4.13%, 11/26/25(i)	EUR	100	123,667
Banco BPM SpA, 1.75%, 04/24/23		100	110,209
Banco Popolare, 2.75%, 07/27/20		100	118,532
Bank of Ireland(5 year EUR Swap + 3.55%), 4.25%, 06/11/24(i)		100	120,051
Bankia SA(i):
(5 year EUR Swap + 3.17%), 4.00%, 05/22/24		200	239,021
(5 year EUR Swap + 3.35%), 3.38%, 03/15/27		100	120,789
Barclays PLC:
4.38%, 09/11/24(f)	USD	720	699,624
5.20%, 05/12/26		200	197,585
CaixaBank SA(5 year EUR Swap + 3.35%), 3.50%, 02/15/27(i)	EUR	100	123,389
CIT Group, Inc.:
5.00%, 08/01/23(f)	USD	847	860,764
5.25%, 03/07/25		209	213,702
6.13%, 03/09/28		116	121,800
HSBC Holdings PLC, 4.38%, 11/23/26(f)		370	366,877
Inversiones Atlantida SA, 8.25%, 07/28/22(c)(f)		441	449,379
Sberbank of Russia Via SB Capital SA, 5.25%, 05/23/23(c)		5,000	5,021,800

4

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Banks (continued)
Standard Chartered PLC, 4.87%, 03/15/33(c)(d)(f)	USD	500	$487,053

			9,374,242
Beverage: Soft Drinks — 0.1%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	100	119,397
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(c)	USD	210	215,775

			335,172
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(f)		2,160	2,254,150
BWAY Holding Co., 4.75%, 04/15/24	EUR	100	117,245
Central American Bottling Corp., 5.75%, 01/31/27(c)(f)	USD	637	637,000
Horizon Parent Holdings Sarl, (8.25% Cash or 9.00% PIK), 8.25%, 02/15/22(g)	EUR	100	121,823
OI European Group BV, 4.00%, 03/15/23(c)	USD	319	301,455

			3,431,673
Biotechnology — 0.3%
Amgen, Inc., 4.40%, 05/01/45(f)		1,100	1,082,046
Gilead Sciences, Inc., 4.75%, 03/01/46(f)		700	738,232
Illumina, Inc., 0.50%, 06/15/21(j)		359	509,140
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	100	103,487

			2,432,905
Building Materials — 0.1%
American Woodmark Corp., 4.88%, 03/15/26(c)	USD	115	109,538
Jeld-Wen, Inc., 4.63%, 12/15/25(c)		110	104,500
Titan Global Finance PLC, 3.50%, 06/17/21	EUR	100	121,914

			335,952
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23(c)	USD	136	139,740
Beacon Escrow Corp., 4.88%, 11/01/25(c)(f)		254	236,614
Building Materials Corp. of America, 6.00%, 10/15/25(c)(f)		247	250,087
Jeld-Wen, Inc., 4.88%, 12/15/27(c)		78	72,638
Mason Finance Sub, Inc., 6.88%, 08/15/23(c)		220	220,000
Masonite International Corp., 5.63%, 03/15/23(c)(f)		469	478,380

Security		Par (000)	Value
Building Products (continued)
Standard Industries, Inc.(c):
5.50%, 02/15/23	USD	72	$73,534
5.38%, 11/15/24		136	134,681
USG Corp.(c)(f):
5.50%, 03/01/25		299	305,727
4.88%, 06/01/27		366	372,405

			2,283,806
Cable Television Services — 0.0%
CB Escrow Corp., 8.00%, 10/15/25(c)(f)		173	157,863

Capital Markets — 0.5%
Blackstone CQP Holdco LP(c):
6.50%, 03/20/21(f)		2,427	2,433,067
6.00%, 08/18/21		395	393,025
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(c)		101	103,273
NFP Corp., 6.88%, 07/15/25(c)		102	99,195
Raymond James Financial, Inc., 4.95%, 07/15/46(f)		400	407,069

			3,435,629
Chemicals — 1.9%
Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(c)(g)		306	306,765
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)(f)		1,100	1,075,250
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	120,820
Axalta Coating Systems LLC, 4.88%, 08/15/24(c)(f)	USD	265	262,350
Blue Cube Spinco, Inc.(f):
9.75%, 10/15/23		502	568,515
10.00%, 10/15/25		344	398,610
CF Industries, Inc.:
7.13%, 05/01/20		71	75,150
5.15%, 03/15/34		110	101,750
4.95%, 06/01/43		217	183,365
Chemours Co.:
6.63%, 05/15/23		172	180,170
7.00%, 05/15/25		66	70,620
4.00%, 05/15/26	EUR	183	215,878
5.38%, 05/15/27(f)	USD	309	300,502
Cydsa SAB de C.V., 6.25%, 10/04/27(c)(f)		914	879,725

5

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
Hexion, Inc., 10.38%, 02/01/22(c)(f)	USD	220	$216,425
Huntsman International LLC:
4.88%, 11/15/20(f)		365	370,475
5.13%, 11/15/22		165	169,950
INEOS Finance PLC, 4.00%, 05/01/23	EUR	115	137,270
Mexichem SAB de CV, 5.50%, 01/15/48(c)(f)	USD	526	493,072
Momentive Performance Materials, Inc., 3.88%, 10/24/21(f)		1,305	1,375,144
NOVA Chemicals Corp., 4.88%, 06/01/24(c)(f)		319	308,138
Olin Corp., 5.00%, 02/01/30		135	127,575
Platform Specialty Products Corp.(c)(f):
6.50%, 02/01/22		2,322	2,380,050
5.88%, 12/01/25		1,400	1,406,580
PQ Corp.(c)(f):
6.75%, 11/15/22		437	458,850
5.75%, 12/15/25		629	622,710
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	153	187,670
Sherwin-Williams Co., 4.50%, 06/01/47(f)	USD	310	304,773
WR Grace & Co-Conn(c)(f):
5.13%, 10/01/21		277	281,848
5.63%, 10/01/24		300	315,000

			13,895,000
Commercial Services & Supplies — 1.5%
ADT Corp.(f):
6.25%, 10/15/21		234	245,407
3.50%, 07/15/22		367	348,650
4.13%, 06/15/23		206	194,670
4.88%, 07/15/32(c)		491	386,662
Advanced Disposal Services, Inc., 5.63%, 11/15/24(c)(f)		191	188,613
Aviation Capital Group Corp., 6.75%, 04/06/21(c)(f)		5,000	5,393,804
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(c)(f)		241	234,975
CD&R Waterworks Merger Sub LLC, 6.13%, 08/15/25(c)(f)		485	465,600
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(c)		85	88,400
Harland Clarke Holdings Corp., 8.38%, 08/15/22(c)(f)		488	466,626
KAR Auction Services, Inc., 5.13%, 06/01/25(c)(f)		359	348,230
Mobile Mini, Inc., 5.88%, 07/01/24(f)		585	593,775
Paprec Holding SA, 4.00%, 03/31/25	EUR	100	117,300
Park Aerospace Holdings Ltd.(c):
3.63%, 03/15/21	USD	269	260,930
5.25%, 08/15/22(f)		438	438,000

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(f)	USD	188	$184,710
United Rentals North America, Inc., 5.75%, 11/15/24(f)		342	349,695
Wrangler Buyer Corp., 6.00%, 10/01/25(c)		308	289,520

			10,595,567
Communications Equipment — 0.4%
CommScope Technologies LLC(c):
6.00%, 06/15/25		5	5,150
5.00%, 03/15/27		107	102,854
CommScope, Inc.(c)(f):
5.00%, 06/15/21		170	170,637
5.50%, 06/15/24		530	535,300
Nokia OYJ(f):
3.38%, 06/12/22		126	121,590
4.38%, 06/12/27		177	167,690
6.63%, 05/15/39		245	259,700
Zayo Group LLC/Zayo Capital, Inc.(f):
6.38%, 05/15/25		206	213,210
5.75%, 01/15/27(c)		1,486	1,471,140

			3,047,271
Construction & Engineering — 0.7%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(c)(f)		1,061	1,031,610
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (c)(f)		1,061	1,108,745
BlueLine Rental Finance Corp., 9.25%, 03/15/24(c)(f)		1,331	1,405,869
Brand Energy & Infrastructure Services, Inc., 8.50%, 07/15/25 (c)(f)		459	468,180
Engility Corp., 8.88%, 09/01/24(f)		298	319,605
Pisces Midco, Inc., 8.00%, 04/15/26(c)		218	224,540
SPIE SA, 3.13%, 03/22/24	EUR	100	117,213
SRS Distribution, Inc., 8.25%, 07/01/26(c)	USD	220	212,300
Tutor Perini Corp., 6.88%, 05/01/25(c)(f)		260	258,050
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 08/15/25(c)		73	69,350

			5,215,462
Construction Materials — 0.5%
American Builders & Contractors Supply Co., Inc., 5.88%, 05/15/26(c)		281	279,946
HD Supply, Inc., 5.75%, 04/15/24(c)(f)(k)		2,226	2,337,300
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	102	125,440
Navistar International Corp., 6.63%, 11/01/25(c)(f)	USD	319	333,052

6

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Construction Materials (continued)
New Enterprise Stone & Lime Co., Inc., 10.13%, 04/01/22(c)	USD	190	$201,875
PulteGroup, Inc., 6.00%, 02/15/35		48	45,600
Rexel SA, 3.50%, 06/15/23	EUR	223	270,818
Williams Scotsman International, Inc., 7.88%, 12/15/22(c)	USD	129	134,482

			3,728,513
Consumer Discretionary — 0.3%
AA Bond Co. Ltd., 4.88%, 07/31/43	GBP	125	165,584
Blitz F18-674 GmbH, 6.00%, 07/30/26	EUR	100	117,666
Elis SA, 1.88%, 02/15/23		100	117,520
Nielsen Co. Luxembourg SARL, 5.00%, 02/01/25(c)(f)	USD	111	101,287
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(c)		66	71,445
Staples, Inc., 8.50%, 09/15/25(c)(f)		311	292,340
Viking Cruises Ltd.(c)(f):
6.25%, 05/15/25		334	335,252
5.88%, 09/15/27		829	811,591

			2,012,685
Consumer Finance — 0.8%
Ally Financial, Inc., 8.00%, 11/01/31(f)		1,617	1,948,485
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(c)		457	466,140
Navient Corp.:
5.00%, 10/26/20(f)		370	370,000
6.63%, 07/26/21(f)		141	145,582
6.50%, 06/15/22(f)		460	469,775
5.50%, 01/25/23		162	158,355
7.25%, 09/25/23(f)		306	320,535
5.88%, 10/25/24		71	68,693
6.75%, 06/25/25(f)		123	122,078
6.75%, 06/15/26		252	248,220
5.63%, 08/01/33		105	89,775
Nexi Capital SpA, 3.63%, 05/01/23(d)	EUR	100	116,350
Springleaf Finance Corp.:
6.13%, 05/15/22	USD	85	86,913
5.63%, 03/15/23		9	9,023
6.88%, 03/15/25(f)		368	373,520
7.13%, 03/15/26		364	369,915

			5,363,359
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.63%, 05/15/23(c)		1,136	1,121,800
6.75%, 05/15/24	EUR	156	197,072
7.25%, 05/15/24(c)(f)	USD	1,809	1,885,882
4.75%, 07/15/27(c)	GBP	100	127,084
4.75%, 07/15/27		100	127,084

Security		Par (000)	Value
Containers & Packaging (continued)
Ball Corp.:
5.00%, 03/15/22(f)	USD	440	$452,100
4.00%, 11/15/23		50	48,625
Berry Global, Inc., 4.50%, 02/15/26(c)		118	110,920
BWAY Holding Co.(c)(f):
5.50%, 04/15/24		842	822,002
7.25%, 04/15/25		288	280,620
Crown Americas LLC/Crown Americas Capital Corp.:
4.75%, 02/01/26(c)		328	308,320
4.25%, 09/30/26		265	239,743
Horizon Holdings I SASU, 7.25%, 08/01/23	EUR	100	121,174
Mercer International, Inc.:
6.50%, 02/01/24	USD	134	137,015
5.50%, 01/15/26(c)		139	135,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/20(f)		906	907,747
(3 mo. LIBOR US + 3.50%), 5.84%, 07/15/21(a)(c)(f)		514	520,168
5.13%, 07/15/23(c)		254	252,578
7.00%, 07/15/24(c)(f)		651	659,137
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	200	242,897
Sealed Air Corp.:
4.88%, 12/01/22(c)(f)	USD	268	270,345
4.50%, 09/15/23	EUR	100	131,985
6.88%, 07/15/33(c)	USD	44	47,630
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	100	119,566
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		117	138,787
Verallia Packaging SASU, 5.13%, 08/01/22		100	119,932

			9,525,738
Diversified Consumer Services — 0.5%
APX Group, Inc.(f):
8.75%, 12/01/20	USD	312	308,880
7.88%, 12/01/22		185	186,387
Ascend Learning LLC, 6.88%, 08/01/25(c)(f)		324	328,050
Carriage Services, Inc., 6.63%, 06/01/26(c)		180	184,275
Graham Holdings Co., 5.75%, 06/01/26(c)		204	205,530
Laureate Education, Inc., 8.25%, 05/01/25(c)		138	147,660
Matthews International Corp., 5.25%, 12/01/25(c)		72	68,940

7

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Consumer Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)(f)	USD	1,411	$1,511,534
ServiceMaster Co. LLC, 5.13%, 11/15/24(c)(f)		288	277,920

			3,219,176
Diversified Financial Services — 1.3%
Banca IFIS SpA, 4.50%, 10/17/27(d)	EUR	100	111,960
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	128,001
Credit Suisse Group AG, 7.50%(c)(d)(l)	USD	200	205,750
Docuformas SAPI de C.V., 9.25%, 10/11/22(c)(f)		508	463,550
FBM Finance, Inc., 8.25%, 08/15/21(c)		155	161,200
Ford Motor Credit Co. LLC, 4.39%, 01/08/26(f)		1,250	1,215,959
Garfunkelux Holdco 3 SA, 4.50%, 09/01/23(d)	EUR	100	103,190
General Motors Financial Co., Inc., 4.25%, 05/15/23(f)	USD	326	326,949
Gilex Holding Sarl, 8.50%, 05/02/23(c)		406	425,289
HSBC Holdings PLC, 6.25%(d)(f)(l)		510	513,825
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(f)		2,888	2,665,977
Intrum Justitia AB(3 mo. Euribor + 2.63%), 2.63%, 07/15/22(a)	EUR	100	112,786
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 04/01/20(c)	USD	845	859,788
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(g)	EUR	101	116,923
MSCI, Inc., 5.25%, 11/15/24(c)	USD	127	130,175
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)(f)		669	646,722
Travelport Corporate Finance PLC, 6.00%, 03/15/26(c)		204	207,570
UniCredit SpA:
6.95%, 10/31/22	EUR	100	136,225
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(i)		100	124,385
Vantiv LLC/Vanity Issuer Corp.(c):
3.88%, 11/15/25	GBP	100	125,946
4.38%, 11/15/25	USD	211	199,659
Verisure Midholding AB, 5.75%, 12/01/23	EUR	100	115,450
WMG Acquisition Corp., 5.50%, 04/15/26(c)	USD	143	141,570

			9,238,849
Diversified Telecommunication Services — 2.7%
AT&T, Inc., 4.75%, 05/15/46(f)		2,545	2,333,512

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc.:
5.63%, 04/01/25(f)	USD	138	$131,790
Series P, 7.60%, 09/15/39		61	50,630
Series S, 6.45%, 06/15/21(f)		737	760,031
Series T, 5.80%, 03/15/22		99	98,876
Series U, 7.65%, 03/15/42(f)		388	324,950
Series W, 6.75%, 12/01/23(f)		386	395,650
Series Y, 7.50%, 04/01/24(f)		471	492,200
Cincinnati Bell, Inc., 7.00%, 07/15/24(c)(f)		480	427,200
Embarq Corp., 8.00%, 06/01/36		192	180,480
Frontier Communications Corp.:
7.13%, 03/15/19(f)		380	381,900
10.50%, 09/15/22		203	184,223
11.00%, 09/15/25(f)		1,373	1,113,421
Level 3 Financing, Inc.:
5.38%, 08/15/22		108	108,270
5.63%, 02/01/23		280	282,100
5.13%, 05/01/23(f)		360	356,400
5.38%, 01/15/24(f)		414	409,860
5.38%, 05/01/25(f)		482	469,950
5.25%, 03/15/26(f)		950	914,375
Oi SA, (10.00% Cash or 4.00% PIK), 10.00%, 07/27/25(g)(h)		307	346,143
OTE PLC, 3.50%, 07/09/20	EUR	100	121,589
SoftBank Group Corp.(5 year USD ICE Swap + 4.85%), 6.88%(i)(l)	USD	345	311,632
SoftBank Group Corp., 4.00%, 04/20/23	EUR	100	122,038
Telecom Italia Capital SA:
6.38%, 11/15/33		128	129,280
6.00%, 09/30/34(f)		912	896,040
7.72%, 06/04/38		62	68,355
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	81	130,836
Telecom Italia SpA:
1.13%, 03/26/22(j)		100	111,483
3.25%, 01/16/23		100	123,760
3.63%, 01/19/24		146	183,007
2.88%, 01/28/26		100	117,078
Verizon Communications, Inc., 6.55%, 09/15/43(f)	USD	6,500	7,918,042

			19,995,101
Electric Utilities — 1.3%
AES Corp.:
4.50%, 03/15/23		227	226,149
4.88%, 05/15/23(f)		204	204,765
5.50%, 04/15/25		97	98,697
6.00%, 05/15/26(f)		352	367,840
5.13%, 09/01/27(f)		400	404,000
Baltimore Gas & Electric Co., 3.50%, 08/15/46(f)		500	448,427
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(c)(f)		1,177	1,177,000

8

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electric Utilities (continued)
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(c)	USD	600	$603,960
DPL, Inc., 7.25%, 10/15/21		34	36,805
Duke Energy Corp., 4.80%, 12/15/45(f)		1,500	1,561,548
Enel Finance International NV, 3.63%, 05/25/27(c)(f)		1,250	1,160,886
Energuate Trust, 5.88%, 05/03/27(c)(f)		575	546,250
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(c)		209	201,685
Southern Co., 4.40%, 07/01/46(f)		1,000	999,250
Talen Energy Supply LLC, 6.50%, 06/01/25		209	153,615
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(f)		750	898,350

			9,089,227
Electrical Equipment — 0.0%
Areva SA, 4.88%, 09/23/24	EUR	100	124,419

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC/CDW Finance Corp.:
5.00%, 09/01/23(f)	USD	325	328,250
5.50%, 12/01/24(f)		306	317,383
5.00%, 09/01/25		127	125,690
Corning, Inc., 4.38%, 11/15/57(f)		1,915	1,684,975
Itron, Inc., 5.00%, 01/15/26(c)		29	27,623

			2,483,921
Energy Equipment & Services — 1.1%
Calfrac Holdings LP, 8.50%, 06/15/26(c)		195	188,419
CSI Compressco LP/CSI Compressco Finance, Inc., 7.50%, 04/01/25(c)(f)		391	389,045
Ensco PLC:
4.50%, 10/01/24		34	28,773
5.20%, 03/15/25		45	38,194
7.75%, 02/01/26(f)		654	631,110
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22(c)(f)		428	430,675
Halliburton Co., 3.80%, 11/15/25(f)		750	744,889
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 05/01/24(c)		290	301,237
Odebrecht Oil & Gas Finance Ltd., 0.00%(c)(l)(m)	BRL	155	2,241
Pattern Energy Group, Inc., 5.88%, 02/01/24(c)	USD	263	264,972
Pioneer Energy Services Corp., 6.13%, 03/15/22(f)		233	215,525
Precision Drilling Corp.:
6.50%, 12/15/21		65	66,656
7.75%, 12/15/23		90	95,175
5.25%, 11/15/24		193	184,315
7.13%, 01/15/26(c)		60	61,575

Security		Par (000)	Value
Energy Equipment & Services (continued)
Transocean, Inc.:
8.38%, 12/15/21	USD	200	$214,000
5.80%, 10/15/22(f)		466	459,592
9.00%, 07/15/23(c)(f)		956	1,031,285
7.50%, 01/15/26(c)(f)		344	351,740
Trinidad Drilling Ltd., 6.63%, 02/15/25(c)(f)		314	303,795
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26(c)(f)		329	338,459
Weatherford International Ltd.:
7.75%, 06/15/21(f)		770	794,062
8.25%, 06/15/23		153	151,853
6.50%, 08/01/36(f)		144	113,040
7.00%, 03/15/38(f)		197	159,078
5.95%, 04/15/42		256	190,080

			7,749,785
Environmental, Maintenance, & Security Service — 0.1%
Hulk Finance Corp., 7.00%, 06/01/26(c)		308	289,520
Tervita Escrow Corp., 7.63%, 12/01/21(c)(f)		477	492,669
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		260	248,300

			1,030,489
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 3.38%, 10/15/26(f)		250	231,964
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)(f)		171	173,565
GEO Group, Inc.:
5.13%, 04/01/23(f)		337	328,056
5.88%, 10/15/24(f)		273	266,175
6.00%, 04/15/26		24	23,400
Hilton Domestic Operating Co., Inc.(f):
4.25%, 09/01/24		304	292,980
5.13%, 05/01/26(c)		351	351,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25		34	33,150
iStar, Inc.:
4.63%, 09/15/20		40	39,650
6.00%, 04/01/22(f)		96	96,240
5.25%, 09/15/22(f)		81	78,975
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(f):
5.63%, 05/01/24		1,628	1,664,630
4.50%, 09/01/26		795	749,288
4.50%, 01/15/28		382	348,575

9

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP / MPT Finance Corp.:
6.38%, 03/01/24	USD	38	$39,900
5.50%, 05/01/24		60	60,450
5.00%, 10/15/27		170	164,475
NH Hotel Group SA, 3.75%, 10/01/23	EUR	129	157,940
Starwood Property Trust, Inc., 5.00%, 12/15/21(f)	USD	278	281,475
Trust F/1401, 6.95%, 01/30/44		1,738	1,796,657
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23(f)		168	185,518
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(c)		148	147,815

			7,511,878
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 06/15/24(f)		206	197,245
5.75%, 03/15/25		134	120,600
Albertsons Cos., Inc., 6.09%, 01/15/24(c)(d)		281	284,512
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	133,035
Casino Guichard Perrachon SA, 4.56%, 01/25/23	EUR	100	119,563
Rite Aid Corp., 6.13%, 04/01/23(c)(f)	USD	230	231,150
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44(f)		750	719,561

			1,805,666
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22(c)		250	123,125
Aramark Services, Inc.:
5.13%, 01/15/24		111	111,971
5.00%, 04/01/25(c)		14	14,000
4.75%, 06/01/26(f)		252	245,070
5.00%, 02/01/28(c)(f)		440	424,468
Arcor SAIC, 6.00%, 07/06/23(c)(f)		539	540,113
B&G Foods, Inc., 5.25%, 04/01/25		61	58,560
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(c)(f)		317	290,451
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.88%, 07/15/24		503	482,251
5.75%, 06/15/25(f)		1,007	942,814
6.75%, 02/15/28(f)		380	359,100
MARB BondCo PLC:
7.00%, 03/15/24		229	223,848
6.88%, 01/19/25(c)		637	614,712
Minerva Luxembourg SA, 6.50%, 09/20/26(c)		637	593,206

Security		Par (000)	Value
Food Products (continued)
Post Holdings, Inc.(c):
5.50%, 03/01/25(f)	USD	273	$268,905
5.75%, 03/01/27(f)		294	285,915
5.63%, 01/15/28		86	81,915
Simmons Foods, Inc., 7.75%, 01/15/24(c)		124	127,720

			5,788,144
Health Care Equipment & Supplies — 0.9%
Avantor, Inc.(c)(f):
6.00%, 10/01/24		1,694	1,698,235
9.00%, 10/01/25		566	574,490
Crimson Merger Sub, Inc., 6.63%, 05/15/22(c)(f)		1,764	1,741,950
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21(c)(f)		884	908,310
Immucor, Inc., 11.13%, 02/15/22(c)		112	112,560
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(c):
5.75%, 08/01/22		230	209,300
5.63%, 10/15/23(f)		164	141,245
5.50%, 04/15/25(f)		253	207,460
Medtronic, Inc., 4.50%, 03/15/42(f)		1,000	1,042,765
Teleflex, Inc., 4.88%, 06/01/26		63	62,212

			6,698,527
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.:
5.63%, 02/15/23(f)		210	211,575
6.50%, 03/01/24		69	70,208
AHP Health Partners, Inc., 9.75%, 07/15/26(c)		164	166,255
Amsurg Corp., 5.63%, 07/15/22(f)		431	440,697
Centene Corp.:
5.63%, 02/15/21(f)		373	381,159
4.75%, 05/15/22(f)		402	406,522
6.13%, 02/15/24		40	42,100
5.38%, 06/01/26(c)(f)		1,629	1,667,689
CHS/Community Health Systems, Inc., 8.63%, 01/15/24(c)		397	410,419
DaVita, Inc., 5.13%, 07/15/24(f)		276	268,582
Eagle Holding Co. II LLC, (7.63% Cash or 8.38% PIK), 7.63%, 05/15/22(c)(f)(g)		310	313,004
Envision Healthcare Corp.(c):
5.13%, 07/01/22		93	93,872
6.25%, 12/01/24(f)		264	281,160
HCA, Inc.:
5.88%, 03/15/22(f)		1,055	1,108,752
4.75%, 05/01/23(f)		948	960,324
5.00%, 03/15/24(f)		1,158	1,175,370
5.25%, 04/15/25(f)		1,553	1,586,972

10

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued):
5.88%, 02/15/26(f)	USD	401	$414,534
5.25%, 06/15/26(f)		440	446,600
4.50%, 02/15/27		126	122,535
5.50%, 06/15/47(f)		1,134	1,075,599
HealthSouth Corp., 5.75%, 11/01/24		76	77,100
MEDNAX, Inc., 5.25%, 12/01/23(c)(f)		143	141,928
Molina Healthcare, Inc., 4.88%, 06/15/25(c)		126	123,008
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)(f)		590	610,650
Northwell Healthcare, Inc., 4.26%, 11/01/47(f)		686	650,080
NVA Holdings, Inc., 6.88%, 04/01/26(c)		315	313,425
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(f)(g)		1,046	1,081,302
Regional Care Hospital Partners Holdings, Inc., 8.25%, 05/01/23(c)(f)		163	172,780
Sterigenics-Nordion Holdings LLC, 6.50%, 05/15/23(c)		218	221,270
Surgery Center Holdings, Inc.(c):
8.88%, 04/15/21		162	166,455
6.75%, 07/01/25(f)		324	305,775
Team Health Holdings, Inc., 6.38%, 02/01/25(c)(f)		496	432,760
Tenet Healthcare Corp.:
6.00%, 10/01/20(f)		806	837,232
7.50%, 01/01/22(c)		206	215,785
8.13%, 04/01/22(f)		1,538	1,637,970
6.75%, 06/15/23(f)		531	539,071
4.63%, 07/15/24(f)		419	405,906
Thermo Fisher Scientific, Inc., 2.95%, 09/19/26(f)		1,000	926,689
UnitedHealth Group, Inc., 4.38%, 03/15/42(f)		750	768,820
Vizient, Inc., 10.38%, 03/01/24(c)(f)		382	419,245
WellCare Health Plans, Inc., 5.25%, 04/01/25		101	101,631

			21,792,810
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		278	268,965
Quintiles IMS, Inc.:
3.25%, 03/15/25(c)	EUR	100	117,209
3.25%, 03/15/25		194	227,387

			613,561
Hotels, Restaurants & Leisure — 4.1%
Boyd Gaming Corp., 6.00%, 08/15/26(c)	USD	231	232,155
Boyne USA, Inc., 7.25%, 05/01/25(c)		94	98,230

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Burger King France SAS:
(3 mo. Euribor + 5.25%), 5.25%, 05/01/23(a)	EUR	100	$117,812
6.00%, 05/01/24		100	124,404
Churchill Downs, Inc., 4.75%, 01/15/28(c)	USD	82	76,875
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21	EUR	100	112,652
CPUK Finance Ltd., 4.25%, 02/28/47	GBP	100	130,821
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25(c)(f)	USD	413	397,512
Eldorado Resorts, Inc., 6.00%, 04/01/25		106	107,060
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	4,707,629
ESH Hospitality, Inc., 5.25%, 05/01/25(c)(f)	USD	242	234,764
GLP Capital LP/GLP Financing II, Inc.:
5.38%, 11/01/23		148	152,810
5.25%, 06/01/25		54	54,993
5.38%, 04/15/26		70	71,127
Golden Nugget, Inc., 6.75%, 10/15/24(c)(f)		468	466,830
International Game Technology PLC, 4.75%, 02/15/23	EUR	107	135,601
IRB Holding Corp., 6.75%, 02/15/26(c)	USD	81	76,950
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c):
5.00%, 06/01/24		45	44,550
5.25%, 06/01/26(f)		406	398,769
4.75%, 06/01/27		9	8,501
Ladbrokes Group Finance PLC, 5.13%, 09/08/23	GBP	200	273,693
LHMC Finco Sarl, 7.88%, 12/20/23(c)	USD	205	205,461
McDonald’s Corp., 3.70%, 01/30/26(f)		750	748,186
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)(f)		245	231,679
MGM Resorts International:
5.25%, 03/31/20		75	76,688
6.75%, 10/01/20		32	33,680
6.63%, 12/15/21(f)		1,390	1,481,281
7.75%, 03/15/22(f)		180	197,100
4.63%, 09/01/26		38	35,720
New Red Finance, Inc.(c)(f):
4.25%, 05/15/24		291	276,814
5.00%, 10/15/25		2,160	2,070,900
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/21(f)		460	463,450
Sabre GLBL, Inc., 5.25%, 11/15/23(c)(f)		269	269,673
Scientific Games International, Inc.:
10.00%, 12/01/22(f)		947	1,010,922
5.00%, 10/15/25(c)(f)		520	500,505
3.38%, 02/15/26	EUR	200	224,515
Six Flags Entertainment Corp., 4.88%, 07/31/24(c)(f)	USD	1,061	1,035,801

11

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26(c)	USD	216	$222,480
Station Casinos LLC, 5.00%, 10/01/25(c)(f)		361	343,853
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22	GBP	100	129,674
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 03/30/21		1,270	1,752,093
Series M, 7.40%, 03/28/24		6,400	9,250,740
Vue International Bidco PLC, 7.88%, 07/15/20		117	153,760
Wyndham Destinations, Inc., 4.15%, 04/01/24	USD	16	15,740
Wyndham Worldwide Corp., 3.90%, 03/01/23		202	188,365
Wynn Macau Ltd., 5.50%, 10/01/27(c)(f)		600	574,620
Yum! Brands, Inc., 3.88%, 11/01/23		110	104,775

			29,622,213
Household Durables — 1.1%
Algeco Scotsman Global Finance PLC, 8.00%, 02/15/23 (c)(f)		761	778,122
Algeco Scotsman Global Finance PLC, 6.50%, 02/15/23	EUR	100	121,173
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 07/01/22(c)(f)		750	752,812
Century Communities, Inc., 6.88%, 05/15/22(f)		830	843,947
K Hovnanian Enterprises, Inc., 10.00%, 07/15/22(c)		242	250,470
Lennar Corp.:
4.50%, 11/15/19(f)		320	323,200
8.38%, 01/15/21		144	157,680
4.75%, 04/01/21		42	42,420
6.25%, 12/15/21(f)		450	470,025
4.13%, 01/15/22		139	137,784
5.38%, 10/01/22		6	6,090
4.75%, 11/15/22		53	53,000
4.88%, 12/15/23		146	145,635
4.75%, 05/30/25(f)		410	397,700
5.25%, 06/01/26		32	31,200
4.75%, 11/29/27(f)		425	399,500
LGI Homes, Inc., 6.88%, 07/15/26(c)		181	181,000
Mattamy Group Corp.(c):
6.88%, 12/15/23		169	172,769
6.50%, 10/01/25		208	202,800
MDC Holdings, Inc., 6.00%, 01/15/43		173	145,752
Meritage Homes Corp., 5.13%, 06/06/27		91	83,493
Newell Brands, Inc., 4.20%, 04/01/26(f)		1,000	964,555
PulteGroup, Inc., 6.38%, 05/15/33(f)		469	464,310

Security		Par (000)	Value
Household Durables (continued)
Tempur Sealy International, Inc., 5.50%, 06/15/26(f)		191	182,166
TRI Pointe Group, Inc.:
4.88%, 07/01/21	USD	124	$124,310
5.25%, 06/01/27(f)		46	42,205
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.(f):
4.38%, 06/15/19		225	225,216
5.88%, 06/15/24		226	224,305
William Lyon Homes, Inc.:
6.00%, 09/01/23(c)		66	64,680
5.88%, 01/31/25		116	109,639

			8,097,958
Household Products — 0.1%
ACCO Brands Corp., 5.25%, 12/15/24(c)		102	100,215
Diamond (BC) BV, 5.63%, 08/15/25	EUR	115	123,755
Prestige Brands, Inc., 6.38%, 03/01/24(c)	USD	68	67,915
Spectrum Brands, Inc., 6.63%, 11/15/22(f)		710	731,300

			1,023,185
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.:
5.38%, 01/15/23		282	268,958
5.88%, 01/15/24(c)(f)		629	632,145
5.75%, 01/15/25		110	101,200
5.25%, 06/01/26(c)(f)		921	870,345
Dynegy, Inc.:
7.38%, 11/01/22		43	44,881
5.88%, 06/01/23		43	44,236
8.00%, 01/15/25(c)(f)		476	517,055
8.13%, 01/30/26(c)		202	222,008
Genneia SA, 8.75%, 01/20/22(c)(f)		1,061	1,020,098
NRG Energy, Inc.(f):
6.63%, 01/15/27		1,102	1,135,060
5.75%, 01/15/28(c)		237	235,175
NRG Yield Operating LLC, 5.38%, 08/15/24(f)		254	252,730
QEP Resources, Inc., 5.38%, 10/01/22(f)		516	523,740
TerraForm Power Operating LLC(c):
4.25%, 01/31/23		214	205,975
6.63%, 06/15/25(k)		35	37,275
5.00%, 01/31/28		214	201,428

			6,312,309
Industrial Conglomerates — 0.3%
Apergy Corp., 6.38%, 05/01/26(c)		119	121,231

12

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Industrial Conglomerates (continued)
BWX Technologies, Inc., 5.38%, 07/15/26(c)	USD	181	$183,715
Colfax Corp., 3.25%, 05/15/25	EUR	100	118,715
General Electric Co., 4.13%, 10/09/42(f)	USD	750	694,452
Vertiv Group Corp., 9.25%, 10/15/24(c)(f)		621	612,461

			1,730,574
Insurance — 1.0%
American International Group, Inc., 4.80%, 07/10/45(f)		500	502,985
AmWINS Group, Inc., 7.75%, 07/01/26(c)		226	236,170
Aon PLC, 3.88%, 12/15/25(f)		1,280	1,266,334
Ardonagh Midco 3 PLC:
8.38%, 07/15/23	GBP	100	132,633
8.63%, 07/15/23(c)(f)	USD	516	528,900
Assicurazioni Generali SpA(a):
(3 mo. Euribor + 7.11%), 7.75%, 12/12/42	EUR	100	140,581
(3 mo. Euribor + 5.35%), 5.50%, 10/27/47		100	127,018
AssuredPartners, Inc., 7.00%, 08/15/25(c)	USD	18	17,370
Groupama SA, 6.00%, 01/23/27	EUR	100	142,953
HUB International Ltd., 7.00%, 05/01/26(c)	USD	656	658,460
Nationwide Building Society, 4.13%, 10/18/32(c)(d)(f)		690	641,939
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(f)		700	683,596
USIS Merger Sub, Inc., 6.88%, 05/01/25(c)		72	71,100
Wand Merger Corp.(c):
8.13%, 07/15/23		322	334,912
9.13%, 07/15/26		220	231,022
Wayne Merger Sub LLC, 8.25%, 08/01/23(c)(f)		1,174	1,218,025

			6,933,998
Internet Software & Services — 0.3%
Equinix, Inc.:
2.88%, 03/15/24	EUR	100	116,911
2.88%, 10/01/25		100	113,993
5.88%, 01/15/26(f)	USD	566	585,102
Netflix, Inc.:
5.50%, 02/15/22		15	15,469
4.38%, 11/15/26(f)		119	111,563
5.88%, 11/15/28(c)(f)		596	597,490
Rackspace Hosting, Inc., 8.63%, 11/15/24(c)(f)		202	204,020
Symantec Corp., 5.00%, 04/15/25(c)(f)		187	184,381

Security		Par (000)	Value
Internet Software & Services (continued)
United Group BV(3 mo. Euribor + 4.38%), 4.38%, 07/01/23(a)	EUR	100	$117,069
ZPG PLC, 3.75%, 07/15/23	GBP	100	137,358

			2,183,356
IT Services — 0.9%
Fidelity National Information Services, Inc., 3.00%, 08/15/26(f)	USD	1,000	926,418
First Data Corp.(c):
7.00%, 12/01/23(f)		1,335	1,396,744
5.00%, 01/15/24		160	161,700
5.75%, 01/15/24(f)		2,998	3,066,055
Gartner, Inc., 5.13%, 04/01/25(c)(f)		207	208,841
WEX, Inc., 4.75%, 02/01/23(c)		372	373,860

			6,133,618
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(c)		385	372,969
6.20%, 10/01/40		80	66,800
5.45%, 11/01/41		47	37,365

			477,134
Machinery — 0.3%
Mueller Water Products, Inc., 5.50%, 06/15/26(c)		201	202,759
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	118	131,457
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(c)(f)	USD	255	244,800
SPX FLOW, Inc.(c):
5.63%, 08/15/24(f)		330	327,525
5.88%, 08/15/26		153	153,000
Terex Corp., 5.63%, 02/01/25(c)(f)		419	415,857
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(f)		671	600,344
Wabash National Corp., 5.50%, 10/01/25 (c)(f)		286	270,985

			2,346,727
Media — 6.2%
Altice Financing SA(c)(f):
6.63%, 02/15/23		400	404,500
7.50%, 05/15/26		613	596,817
Altice France SA:
6.00%, 05/15/22(c)(f)		1,492	1,537,804
7.38%, 05/01/26(c)(f)		621	614,014
5.88%, 02/01/27	EUR	153	182,489
8.13%, 02/01/27(c)	USD	1,400	1,429,890
Altice Luxembourg SA, 7.75%, 05/15/22(c)(f)		1,199	1,193,005
Altice US Finance I Corp.(c):
5.38%, 07/15/23(f)		1,380	1,392,075

13

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Altice US Finance I Corp.(c) (continued):
5.50%, 05/15/26	USD	200	$196,522
AMC Networks, Inc.(f):
5.00%, 04/01/24		344	339,270
4.75%, 08/01/25		266	255,360
Cablevision SA, 6.50%, 06/15/21(c)(f)		637	634,267
Cablevision Systems Corp., 8.00%, 04/15/20(f)		286	300,028
CBS Radio, Inc., 7.25%, 11/01/24(c)		18	16,911
CCO Holdings LLC/CCO Holdings Capital Corp.(f):
5.13%, 02/15/23		709	705,455
4.00%, 03/01/23(c)		421	402,055
5.13%, 05/01/23(c)		145	144,638
5.13%, 05/01/27(c)		2,425	2,315,123
5.00%, 02/01/28(c)		380	356,963
Cequel Communications Holdings I LLC/Cequel Capital Corp.(c)(f):
5.13%, 12/15/21		760	759,043
7.75%, 07/15/25		1,230	1,293,037
7.50%, 04/01/28		569	586,525
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(f)		3,000	3,273,167
Clear Channel International BV, 8.75%, 12/15/20(c)(f)		906	930,915
Clear Channel Worldwide Holdings, Inc.(f):
6.50%, 11/15/22		2,938	3,002,846
Series B, 7.63%, 03/15/20		837	838,841
Comcast Corp., 4.60%, 08/15/45(f)		1,750	1,728,643
CSC Holdings LLC(f):
10.13%, 01/15/23(c)		1,388	1,526,800
5.25%, 06/01/24		707	680,487
10.88%, 10/15/25(c)		1,603	1,859,480
Discovery Communications LLC, 4.95%, 05/15/42(f)		400	377,862
DISH DBS Corp.(f):
6.75%, 06/01/21		239	240,267
5.88%, 07/15/22		807	754,545
5.00%, 03/15/23		303	262,095
5.88%, 11/15/24		268	222,440
7.75%, 07/01/26		642	560,948
DISH Network Corp., 3.38%, 08/15/26(j)		258	234,381
DKT Finance ApS, 7.00%, 06/17/23	EUR	181	222,544
eircom Finance DAC, 4.50%, 05/31/22		100	119,426
GTT Communications, Inc., 7.88%, 12/31/24(c)	USD	266	263,340
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		113	121,193
5.25%, 08/01/26(f)		564	538,620

Security		Par (000)	Value
Media (continued)
Inmarsat Finance PLC, 4.88%, 05/15/22(c)	USD	100	$99,000
Intelsat Jackson Holdings SA(f):
7.25%, 10/15/20		292	292,818
5.50%, 08/01/23		954	877,680
9.75%, 07/15/25(c)		875	935,156
Intelsat SA, 4.50%, 06/15/25(c)(j)		58	80,113
Interpublic Group of Cos., Inc., 4.20%, 04/15/24(f)		1,000	996,128
LGE HoldCo VI BV, 7.13%, 05/15/24	EUR	177	221,463
Live Nation Entertainment, Inc., 4.88%, 11/01/24(c)	USD	34	33,533
MDC Partners, Inc., 6.50%, 05/01/24(c)(f)		404	356,530
Meredith Corp., 6.88%, 02/01/26(c)		184	185,380
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23(c)(f)		282	296,805
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(c)		57	55,397
Numericable Group SA, 5.38%, 05/15/22	EUR	116	139,510
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25(c)	USD	172	162,970
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(c)		71	68,693
Sirius XM Radio, Inc., 5.00%, 08/01/27(c)(f)		270	256,500
TEGNA, Inc., 5.50%, 09/15/24(c)		79	79,395
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		400	365,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	90	111,686
Telesat Canada/Telesat LLC, 8.88%, 11/15/24(c)(f)	USD	286	306,735
Time Warner, Inc.(f):
4.65%, 06/01/44		111	100,380
4.85%, 07/15/45		389	364,974
Tribune Media Co., 5.88%, 07/15/22		361	362,805
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.50%, 01/15/27	EUR	100	122,826
6.25%, 01/15/29		90	118,407
Univision Communications, Inc.(c):
5.13%, 05/15/23(f)	USD	556	530,980
5.13%, 02/15/25		70	64,925
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	114	136,380
Viacom, Inc., 5.85%, 09/01/43	USD	645	678,423
Videotron Ltd., 5.13%, 04/15/27(c)(f)		387	380,228
Virgin Media Finance PLC, 5.75%, 01/15/25(c)(f)		850	796,344

14

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	200	$260,528
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		100	133,388
Virgin Media Secured Finance PLC:
4.88%, 01/15/27		130	165,939
6.25%, 03/28/29		175	240,033
Ziggo Secured Finance BV, 5.50%, 01/15/27(c)(f)	USD	328	312,420

			44,104,103
Metals & Mining — 2.6%
Alcoa Nederland Holding BV(c):
7.00%, 09/30/26		200	216,000
6.13%, 05/15/28		200	206,000
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(f)		250	250,274
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		209	217,360
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(c)		220	215,050
Constellium NV(c):
5.75%, 05/15/24		250	246,875
5.88%, 02/15/26(f)		743	731,855
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		1,769	1,746,888
4.00%, 11/14/21		276	273,585
3.55%, 03/01/22		931	901,906
3.88%, 03/15/23		1,126	1,083,775
5.40%, 11/14/34		250	229,375
5.45%, 03/15/43		1,458	1,294,704
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(c)(f)		571	593,840
Joseph T Ryerson & Son, Inc., 11.00%, 05/15/22(c)		192	211,680
Kaiser Aluminum Corp., 5.88%, 05/15/24		124	126,790
Novelis Corp.(c)(f):
6.25%, 08/15/24		1,150	1,152,875
5.88%, 09/30/26		839	804,391
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	100	93,548
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(f)	USD	400	427,175
Steel Dynamics, Inc.:
5.13%, 10/01/21(f)		970	980,913
5.25%, 04/15/23(f)		525	530,250
4.13%, 09/15/25(f)		231	220,894
5.00%, 12/15/26		15	14,944
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25(c)(f)		332	342,790

Security		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd.:
4.50%, 01/15/21	USD	82	$83,230
3.75%, 02/01/23(f)		828	817,650
8.50%, 06/01/24(c)(f)		1,212	1,334,715
5.20%, 03/01/42(f)		615	562,725
5.40%, 02/01/43(f)		174	163,125
United States Steel Corp.(f):
6.88%, 08/15/25		309	315,943
6.25%, 03/15/26		383	383,000
Vale Overseas Ltd., 6.25%, 08/10/26(f)		680	748,000
VM Holdings SA, 5.38%, 05/04/27(c)(f)		857	845,225

			18,367,350
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.(f):
5.13%, 07/15/19		150	150,563
6.88%, 10/15/21		358	363,370
Superior Plus LP / Superior General Partner, Inc., 7.00%, 07/15/26(c)		371	374,710

			888,643
Multiline Retail — 0.1%
Neiman Marcus Group Ltd., 8.00%, 10/15/21(c)(f)		257	161,910
Target Corp., 4.00%, 07/01/42(f)		300	290,918

			452,828
Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 4.63%, 02/10/26(c)		225	213,188

Oil, Gas & Consumable Fuels — 8.7%
Aker BP ASA, 5.88%, 03/31/25(c)		268	274,700
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24		139	144,560
Anadarko Petroleum Corp., 4.50%, 07/15/44(f)		500	476,338
Andeavor Logistics LP, Series A, 6.88%(d)(f)(l)		388	388,727
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/01/27		235	230,928
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 09/15/24		65	65,244
Antero Resources Corp.:
5.13%, 12/01/22		92	92,230
5.63%, 06/01/23		123	125,460
5.00%, 03/01/25		120	120,150
Apache Corp., 4.75%, 04/15/43(f)		800	767,444
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		247	272,935

15

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co. LLC, 7.00%, 02/15/26(c)	USD	211	$219,967
Bruin E&P Partners LLC, 8.88%, 08/01/23(c)		372	375,716
California Resources Corp., 8.00%, 12/15/22(c)		325	290,875
Callon Petroleum Co.:
6.13%, 10/01/24(f)		242	245,630
6.38%, 07/01/26(c)		196	197,715
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
6.50%, 04/15/21		30	29,700
7.63%, 01/15/22		152	150,860
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23(f)		286	291,005
8.25%, 07/15/25		208	224,640
Chaparral Energy, Inc., 8.75%, 07/15/23(c)		327	328,226
Cheniere Corpus Christi Holdings LLC(f):
7.00%, 06/30/24		478	524,605
5.88%, 03/31/25		528	555,720
5.13%, 06/30/27		830	832,490
Cheniere Energy Partners LP, Series WI, 5.25%, 10/01/25(f)		377	375,115
Chesapeake Energy Corp.:
8.00%, 01/15/25		212	217,300
8.00%, 06/15/27(f)		849	868,102
Citgo Holding, Inc., 10.75%, 02/15/20(c)		170	180,889
CNX Resources Corp., 5.88%, 04/15/22(f)		2,199	2,203,420
Comstock Escrow Corp., 9.75%, 08/15/26(c)(h)		602	583,007
ConocoPhillips Co., 4.95%, 03/15/26(f)		700	753,859
CONSOL Energy, Inc.:
8.00%, 04/01/23		30	31,650
11.00%, 11/15/25(c)(f)		444	490,620
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 05/15/25(c)(f)		548	556,220
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23		35	35,700
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)(f)		1,020	984,300
DCP Midstream LLC(c):
4.75%, 09/30/21		160	162,038
6.45%, 11/03/36(f)		213	224,182
6.75%, 09/15/37(f)		278	298,850
DEA Finance SA, 7.50%, 10/15/22	EUR	100	125,811
Denbury Resources, Inc., 9.25%, 03/31/22(c)(f)	USD	543	575,580

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25	USD	218	$226,992
Diamondback Energy, Inc.:
4.75%, 11/01/24		182	176,540
5.38%, 05/31/25(f)		72	72,000
5.38%, 05/31/25(c)		58	57,855
Eclipse Resources Corp., 8.88%, 07/15/23		80	76,600
Enbridge, Inc., 6.25%, 03/01/78(d)		1,865	1,821,176
Endeavor Energy Resources LP/EER Finance, Inc.(c):
5.50%, 01/30/26		265	259,037
5.75%, 01/30/28		201	196,478
Energy Transfer Equity LP(f):
4.25%, 03/15/23		461	448,322
5.88%, 01/15/24		276	287,040
5.50%, 06/01/27		160	164,000
Energy Transfer LP(f):
6.13%, 12/15/45		500	519,370
5.30%, 04/15/47		350	332,689
EnLink Midstream Partners LP:
4.15%, 06/01/25		47	43,989
4.85%, 07/15/26		46	44,215
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(j)		598	567,546
Enterprise Products Operating LLC(f):
3.75%, 02/15/25		1,250	1,247,546
5.38%, 02/15/78(d)		420	394,542
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 05/01/20		10	9,850
9.38%, 05/01/24(c)(f)		431	354,497
7.75%, 05/15/26(c)		610	622,200
Extraction Oil & Gas, Inc.(c):
7.38%, 05/15/24		319	334,950
5.63%, 02/01/26(f)		676	655,720
Frontera Energy Corp., 9.70%, 06/25/23(c)		697	726,622
Genesis Energy LP/Genesis Energy Finance Corp.(f):
6.50%, 10/01/25		111	107,393
6.25%, 05/15/26		188	176,720
Geopark Ltd., 6.50%, 09/21/24(c)		228	224,676
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(c)(f)		649	665,225
Gulfport Energy Corp.:
6.63%, 05/01/23		228	230,850
6.00%, 10/15/24		32	30,880
6.38%, 05/15/25		82	79,540
6.38%, 01/15/26		132	127,710

16

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Halcon Resources Corp., 6.75%, 02/15/25(f)	USD	615	$570,412
Hess Corp., 4.30%, 04/01/27(f)		750	734,394
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/26(c)(f)		405	407,025
Impulsora Pipeline LLC, 6.05%, 12/31/42(b)		1,700	1,700,000
Jagged Peak Energy LLC, 5.88%, 05/01/26(c)		144	141,480
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(f)		2,500	2,519,990
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(c)		181	182,077
Matador Resources Co., 6.88%, 04/15/23(f)		303	318,529
MEG Energy Corp.(c):
7.00%, 03/31/24		41	37,054
6.50%, 01/15/25(f)		609	599,104
Murphy Oil Corp.:
6.88%, 08/15/24(f)		288	302,400
5.75%, 08/15/25		24	24,060
5.88%, 12/01/42		56	50,618
Nabors Industries, Inc.:
0.75%, 01/15/24(j)		472	368,403
5.75%, 02/01/25(c)(f)		185	175,288
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	195,000
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(c)		88	89,183
Newfield Exploration Co.:
5.63%, 07/01/24		38	39,900
5.38%, 01/01/26		428	437,630
NGPL PipeCo LLC(c):
4.38%, 08/15/22		224	224,560
4.88%, 08/15/27		237	236,704
7.77%, 12/15/37(f)		378	464,940
Noble Holding International Ltd.(f):
7.75%, 01/15/24		442	428,740
7.95%, 04/01/25		61	57,645
7.88%, 02/01/26(c)		964	990,510
Oasis Petroleum, Inc., 6.88%, 01/15/23		26	26,585
Odebrecht Offshore Drilling Finance(c):
6.72%, 12/01/22(f)	BRL	308	292,233
7.72%, 12/01/26(g)		29	8,319
Paramount Resources Ltd., 6.88%, 06/30/23(c)(f)	USD	499	516,465
Parsley Energy LLC/Parsley Finance Corp.(c):
6.25%, 06/01/24		79	82,160
5.38%, 01/15/25(f)		361	359,195
5.25%, 08/15/25		91	89,863

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp.(c) (continued):
5.63%, 10/15/27	USD	225	$223,312
PBF Holding Co. LLC/ PBF Finance Corp., 7.25%, 06/15/25(f)		252	263,655
PDC Energy, Inc.:
1.13%, 09/15/21(j)		958	1,003,075
6.13%, 09/15/24		42	42,158
5.75%, 05/15/26		133	131,504
Petrobras Global Finance BV(f):
8.38%, 05/23/21		126	138,537
6.13%, 01/17/22		310	321,377
5.30%, 01/27/25(c)		403	385,208
8.75%, 05/23/26		637	720,128
6.00%, 01/27/28(c)		1,093	1,034,197
Petroleos Mexicanos:
5.38%, 03/13/22		47	48,269
6.50%, 03/13/27(f)		424	430,360
5.35%, 02/12/28(c)		199	185,926
QEP Resources, Inc.:
6.88%, 03/01/21		21	22,313
5.63%, 03/01/26		457	439,862
Range Resources Corp.:
5.88%, 07/01/22(f)		263	264,315
5.00%, 08/15/22(f)		91	89,180
5.00%, 03/15/23		91	87,246
4.88%, 05/15/25(f)		301	278,801
Resolute Energy Corp., 8.50%, 05/01/20(f)		492	492,922
Rockies Express Pipeline LLC(c)(f):
5.63%, 04/15/20		875	900,287
6.88%, 04/15/40		504	584,640
Rowan Cos., Inc.:
4.88%, 06/01/22		85	79,581
4.75%, 01/15/24		75	64,875
7.38%, 06/15/25(f)		387	372,971
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		10	10,785
Sanchez Energy Corp.:
7.75%, 06/15/21(f)		1,138	984,370
6.13%, 01/15/23(f)		215	147,544
7.25%, 02/15/23(c)		139	136,783
SESI LLC,
7.13%, 12/15/21		100	102,000
7.75%, 09/15/24		247	254,410
Seven Generations Energy Ltd., 5.38%, 09/30/25(c)(f)		741	711,360
Shell International Finance BV, 4.38%, 05/11/45(f)		450	471,203
SM Energy Co.:
6.50%, 01/01/23		82	83,230
5.00%, 01/15/24		227	218,488
5.63%, 06/01/25(f)		456	444,030
6.75%, 09/15/26(f)		195	198,413

17

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.:
6.20%, 01/23/25	USD	154	$151,883
7.50%, 04/01/26(f)		333	343,406
7.75%, 10/01/27(f)		289	302,186
Suncor Energy, Inc., 6.50%, 06/15/38(f)		800	999,630
Sunoco LP/Sunoco Finance Corp.(c):
4.88%, 01/15/23		496	487,429
5.88%, 03/15/28		147	138,180
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)(f):
5.50%, 09/15/24		783	802,575
5.50%, 01/15/28		680	681,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25%, 05/01/23		16	16,120
5.13%, 02/01/25		155	154,225
5.88%, 04/15/26(c)(f)		402	410,040
5.00%, 01/15/28(c)(f)		424	400,150
Transocean Guardian Ltd., 5.88%, 01/15/24(c)		319	322,190
Transocean Pontus Ltd., 6.13%, 08/01/25(c)		376	383,054
Whiting Petroleum Corp., 6.63%, 01/15/26(f)		345	357,291
WildHorse Resource Development Corp.:
6.88%, 02/01/25		22	22,220
6.88%, 02/01/25(c)		166	167,660
Williams Cos., Inc.:
8.75%, 03/15/32		167	219,188
5.75%, 06/24/44		377	401,505
Williams Partners LP, 4.50%, 11/15/23(f)		1,750	1,788,282
WPX Energy, Inc.:
6.00%, 01/15/22		41	42,538
8.25%, 08/01/23		77	87,110
5.25%, 09/15/24(f)		498	494,887
5.75%, 06/01/26		200	200,500
YPF SA, 8.50%, 07/28/25		1,061	1,061,000

			62,648,008
Paper & Forest Products — 0.0%
Norbord, Inc., 6.25%, 04/15/23(c)		200	208,770

Pharmaceuticals — 2.1%
AbbVie, Inc.(f):
3.20%, 05/14/26		775	727,525
4.45%, 05/14/46		1,000	953,842
Actavis Funding SCS(f):
3.80%, 03/15/25		1,000	981,152
4.75%, 03/15/45		500	494,460

Security		Par (000)	Value
Pharmaceuticals (continued)
Charles River Laboratories International, Inc., 5.50%, 04/01/26(c)	USD	150	$151,875
CVS Health Corp., 5.05%, 03/25/48(f)		1,110	1,150,290
Endo Finance LLC/Endo Finco, Inc., 5.38%, 01/15/23(c)(f)		620	523,125
Forest Laboratories LLC, 5.00%, 12/15/21(c)(f)		718	745,649
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24(c)(f)		190	199,500
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)(f)		1,166	1,174,384
Mylan NV, 3.95%, 06/15/26(f)		650	625,743
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(f)		300	277,230
Synlab Bondco PLC, 6.25%, 07/01/22	EUR	145	174,778
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	124,005
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19(f)	USD	536	525,798
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(c)		26	26,520
5.63%, 12/01/21(c)(f)		554	548,460
6.50%, 03/15/22(c)(f)		408	425,422
5.50%, 03/01/23(c)(f)		2,119	2,007,752
4.50%, 05/15/23	EUR	452	510,565
5.88%, 05/15/23(c)(f)	USD	500	480,250
7.00%, 03/15/24(c)(f)		566	600,101
6.13%, 04/15/25(c)(f)		314	294,375
5.50%, 11/01/25(c)(f)		677	678,219
9.25%, 04/01/26(c)		112	119,140
8.50%, 01/31/27(c)		566	581,282

			15,101,442
Real Estate Management & Development — 0.8%
ADLER Real Estate AG:
1.88%, 04/27/23	EUR	100	114,892
2.13%, 02/06/24		100	114,881
3.00%, 04/27/26		100	114,851
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	208	201,760
Howard Hughes Corp., 5.38%, 03/15/25(c)(f)		256	250,560
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29(c)(f)		4,360	4,158,350

18

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co-Issuer Corp.(c)(f):
4.50%, 04/15/19	USD	205	$205,512
5.25%, 12/01/21		252	252,630
4.88%, 06/01/23		58	53,998
RESIDOMO Sro, 3.38%, 10/15/24	EUR	100	117,831

			5,585,265
Road & Rail — 1.1%
Ashtead Capital, Inc., 5.25%, 08/01/26(c)	USD	278	280,433
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 06/01/22(c)(f)		462	456,225
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(f)		500	514,789
EC Finance PLC, 2.38%, 11/15/22	EUR	200	233,580
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(c)	USD	203	189,805
Herc Rentals, Inc.(c):
7.50%, 06/01/22		59	62,245
7.75%, 06/01/24(f)		199	213,244
Hertz Corp., 7.63%, 06/01/22(c)(f)		478	465,452
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	100	115,824
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(f)	USD	4,000	4,175,100
Loxam SAS, 3.50%, 05/03/23	EUR	100	120,311
Union Pacific Corp., 4.05%, 11/15/45(f)	USD	500	481,588
United Rentals North America, Inc.:
4.63%, 10/15/25(f)		453	437,145
5.88%, 09/15/26		72	73,080

			7,818,821
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		89	99,012
Analog Devices, Inc., 3.50%, 12/05/26(f)		320	305,227
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27(f)		2,600	2,438,352
Microchip Technology, Inc., 1.63%, 02/15/25(j)		570	1,025,407
Micron Technology, Inc., 5.50%, 02/01/25		11	11,371
NXP BV/NXP Funding LLC(c)(f):
4.13%, 06/01/21		203	203,514
4.63%, 06/15/22		410	415,125
4.63%, 06/01/23		224	226,520
ON Semiconductor Corp., 1.00%, 12/01/20(j)		594	775,607
Qorvo, Inc., 5.50%, 07/15/26(c)		500	509,375
QUALCOMM, Inc., 4.65%, 05/20/35(f)		400	402,659

Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Sensata Technologies BV, 5.00%, 10/01/25(c)	USD	84	$84,000
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26(c)		222	232,822

			6,728,991
Software — 1.9%
ACI Worldwide, Inc., 6.38%, 08/15/20(c)(f)		580	580,000
BMC Software Finance, Inc., 8.13%, 07/15/21(c)(f)		263	269,246
CA, Inc., 3.60%, 08/15/22(f)		660	651,110
CDK Global, Inc.:
5.88%, 06/15/26		120	123,000
4.88%, 06/01/27(f)		460	450,225
Citrix Systems, Inc., 0.50%, 04/15/19(j)		166	252,493
Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Holdings LLC, 10.00%, 11/30/24(c)(f)		725	804,750
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 08/01/22(c)		51	51,925
Infor US, Inc., 6.50%, 05/15/22(f)		2,142	2,168,775
Informatica LLC, 7.13%, 07/15/23(c)(f)		1,047	1,065,323
Microsoft Corp., 3.70%, 08/08/46(f)		1,750	1,699,589
Nuance Communications, Inc.:
5.38%, 08/15/20(c)(f)		47	46,824
6.00%, 07/01/24(f)		238	242,165
5.63%, 12/15/26		153	152,235
Oracle Corp., 4.00%, 07/15/46(f)		1,500	1,454,109
PTC, Inc., 6.00%, 05/15/24(f)		269	281,024
RP Crown Parent LLC, 7.38%, 10/15/24(c)(f)		544	556,240
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)(f)		1,792	1,981,517
TIBCO Software, Inc., 11.38%, 12/01/21(c)(f)		929	1,003,320

			13,833,870
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(f)		395	393,025
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(c)(f)		384	376,320
Group 1 Automotive, Inc., 5.25%, 12/15/23(c)		53	51,675
Hexion US Finance Corp., 6.63%, 04/15/20		226	213,005
JC Penney Corp., Inc., 8.13%, 10/01/19(f)		11	11,371
L Brands, Inc.:
6.88%, 11/01/35(f)		478	410,483
6.75%, 07/01/36		79	66,755
Lowe’s Cos., Inc., 4.65%, 04/15/42(f)		400	422,422
Masaria Investments SAU, 5.00%, 09/15/24	EUR	100	110,591

19

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Specialty Retail (continued)
Party City Holdings, Inc., 6.63%, 08/01/26(c)	USD	276	276,690
Penske Automotive Group, Inc., 5.50%, 05/15/26		32	31,120
PVH Corp., 3.13%, 12/15/27	EUR	114	131,968
Shop Direct Funding PLC, 7.75%, 11/15/22	GBP	100	115,503

			2,610,928
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 02/23/46(f)	USD	1,500	1,636,654
Dell International LLC/EMC Corp.(c):
4.42%, 06/15/21		25	25,375
7.13%, 06/15/24(f)		774	832,050
6.02%, 06/15/26(f)		170	179,712
8.35%, 07/15/46(f)		100	123,101
Western Digital Corp., 4.75%, 02/15/26(f)		931	915,289

			3,712,181
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 05/01/23	EUR	49	59,814

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	100	133,250
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)(f):
5.25%, 03/15/22	USD	27	27,003
5.25%, 10/01/25		338	316,030

			476,283
Tobacco — 0.3%
Altria Group, Inc., 4.50%, 05/02/43(f)		750	723,437
Philip Morris International, Inc., 4.38%, 11/15/41(f)		900	882,207
Reynolds American, Inc., 5.85%, 08/15/45(f)		715	803,401

			2,409,045
Trading Companies & Distributors — 0.0%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 05/30/21(c)		151	153,815

Trading Companies & Distributors — 0.0%
JB Poindexter & Co., Inc., 7.13%, 04/15/26(c)		121	125,235

Transportation Infrastructure — 0.3%
Ceva Logistics Finance BV, 5.25%, 08/01/25	EUR	100	116,305

Security		Par (000)	Value
Transportation Infrastructure (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26(c)(f)	USD	390	$364,555
Rumo Luxembourg Sarl, 7.38%, 02/09/24(c)(f)		1,061	1,100,257
Transurban Finance Co. Property Ltd., 4.13%, 02/02/26(c)(f)		520	512,305
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	100	122,782

			2,216,204
Utilities — 0.4%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23		100	117,110
Emera US Finance LP, 4.75%, 06/15/46(f)	USD	200	198,949
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(c)(f)		1,061	1,045,085
Inkia Energy Ltd., 5.88%, 11/09/27(c)(f)		455	441,350
Stoneway Capital Corp., 10.00%, 03/01/27(c)		1,061	1,035,409

			2,837,903
Wireless Telecommunication Services — 2.3%
CoreCivic, Inc., 4.75%, 10/15/27		200	179,190
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 03/15/24(f)		604	606,265
5.38%, 03/15/27		78	77,415
Digicel Group Ltd., 7.13%, 04/01/22(c)		343	218,234
Digicel Ltd., 6.00%, 04/15/21(c)(f)		5,000	4,625,000
Frontier Communications Corp., 8.50%, 04/01/26(c)(f)		509	488,640
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	100	116,058
Matterhorn Telecom SA:
(3 mo. Euribor + 3.25%), 3.25%, 02/01/23(a)		14	15,795
4.00%, 11/15/27		100	111,088
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(c)(f)	USD	256	239,360
SBA Communications Corp.(f):
4.00%, 10/01/22		475	459,714
4.88%, 09/01/24		309	298,958
Sprint Capital Corp.:
6.90%, 05/01/19		155	158,178
6.88%, 11/15/28		656	631,400
8.75%, 03/15/32		449	483,236
Sprint Communications, Inc., 7.00%, 03/01/20(c)(f)		1,302	1,351,346

20

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Sprint Corp.(f):
7.88%, 09/15/23	USD	704	$751,520
7.13%, 06/15/24		1,876	1,926,417
7.63%, 02/15/25		623	651,427
7.63%, 03/01/26		886	919,225
T-Mobile USA, Inc.:
4.00%, 04/15/22(f)		234	231,368
6.38%, 03/01/25		220	229,350
6.50%, 01/15/26		286	299,942
4.50%, 02/01/26(f)		556	522,640
4.75%, 02/01/28(f)		406	376,443
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 04/15/23(c)		262	252,830
8.25%, 10/15/23(f)		205	191,675
Wind Tre SpA, 3.13%, 01/20/25	EUR	200	218,547

			16,631,261

Total Corporate Bonds — 67.5% (Cost — $ 486,011,853)			484,087,335

Floating Rate Loan Interests(a) — 12.5%

Aerospace & Defense — 0.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 08/18/24	USD	396	397,115
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 9.00%, 1.00% Floor), 11.07%, 04/28/22(b)		73	73,000
WP CPP Holdings LLC, 2018 Term Loan, (6 mo. LIBOR + 3.75%), 6.28%, 04/30/25		62	61,974

			532,089
Air Freight & Logistics — 0.0%
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(b)		43	42,229
CEVA Intercompany BV, Dutch Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21		18	18,038
CEVA Logistics Canada ULC, Canadian Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21		9	8,590

Security		Par (000)	Value
Air Freight & Logistics (continued)
CEVA Logistics US Holdings, Inc., Term Loan, (1 mo. LIBOR + 5.50%, 1.00% Floor), 7.58%, 03/19/21	USD	75	$75,069

			143,926
Auto Components — 0.0%
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.33%, 05/16/24		215	214,240

Auto Parts — 0.0%
Mavis Tire Express Services Corp.:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.34%, 03/20/25		86	85,410
2018 Delayed Draw Term Loan, (1 mo. LIBOR + 3.25%), 1.24%, 03/20/25		14	754

			86,164
Building Products — 0.1%
Ply Gem Industries, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.09%, 04/12/25		663	663,360
Reece Ltd., 2018 Term Loan B, 07/02/25(b)(n)		73	73,330

			736,690
Chemicals — 0.1%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.33%, 01/31/24		316	316,258
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 06/28/24		61	60,847
Invictus U.S. LLC:
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 03/28/25		125	125,333
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 8.83%, 03/25/26		68	67,830

			570,268
Commercial Services & Supplies — 0.2%
Asurion LLC, 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.58%, 08/04/25		514	521,175
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.08%, 10/10/24		587	586,560

21

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Services & Supplies (continued)
West Corporation, 2018 Term Loan B1, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 10/10/24	USD	86	$85,499

			1,193,234
Construction & Engineering — 0.3%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.60%, 06/21/24		1,785	1,792,841
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.58%, 05/23/25		443	435,248

			2,228,089
Construction Materials — 0.0%
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 03/29/25		67	67,069

Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 07/12/24		72	71,370
CHG PPC Parent LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 03/31/25(b)		129	128,839
Laureate Education, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 04/26/24		146	146,301

			346,510
Diversified Financial Services — 7.4%
Aviron Capital LLC, 2017 Term Loan, (3 mo. LIBOR + 5.00%), 7.34%, 07/17/20(b)		63,318	52,003,084
Lone Star LSPT Future Funding, Mezzanine Term Loan, (1 mo. LIBOR + 4.35%), 6.43%, 09/09/20(b)		574	573,637

			52,576,721
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 01/31/25		904	889,984
TDC A/S, Term Loan, 05/31/25(n)		222	223,110

			1,113,094
Energy Equipment & Services — 0.2%
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%, 1.00% Floor), 8.08%, 03/01/24		323	317,347

Security		Par (000)	Value
Energy Equipment & Services (continued)
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.59%, 02/12/25	USD	202	$201,748
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.83%, 11/08/22		704	727,760
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 1.42%), 3.51%, 07/13/20		246	242,759

			1,489,614
Food & Staples Retailing — 0.1%
Albertsons LLC, 2018 ABL Last Out Term Loan, 05/02/23(n)		407	405,832

Food Products — 0.0%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.58%, 10/10/23		70	70,025
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.83%, 10/30/22		203	202,728

			272,753
Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, 07/31/25(n)		306	308,295

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.46%, 06/08/20		926	924,210
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00%, 1.00% Floor), 7.17%, 06/15/21		852	860,625
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.33%, 06/30/25		222	222,032

			2,006,867
Health Care Providers & Services — 0.2%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.57%, 06/30/25		174	175,087
DentalCorp Perfect Smile ULC, 1.00% Floor):
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 3.75%, 0.80%, 06/06/25		28	1,615
1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 5.83%, 06/06/25		114	113,711

22

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)		Value
Health Care Providers & Services (continued)
Gentiva Health Services, Inc.:
2018 1st Lien Term Loan, (3 mo. LIBOR + 3.75%), 6.13%, 07/02/25(b)	USD	455		$458,524
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 9.38%, 07/02/26		67		68,426
Quorum Health Corporation, Term Loan B, (1 mo. LIBOR + 6.75%, 1.00% Floor), 8.83%, 04/29/22		252		255,254
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.83%, 02/06/24		445		431,589

				1,504,206
Hotels, Restaurants & Leisure — 0.4%
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 08/14/23		126		125,646
GVC Holdings PLC, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.58%, 03/29/24		—	(e)	223
Las Vegas Sands LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.83%, 03/27/25		698		696,504
Stars Group Holdings BV, 2018 Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.83%, 07/10/25		1,736		1,750,704

				2,573,077
Household Products — 0.0%
Energizer Holdings, Inc., 2018 Term Loan B, 06/30/25(n)		105		105,263

Industrial Conglomerates — 0.1%
Brookfield WEC Holdings, Inc., 2018 2nd Lien Term Loan, 07/25/26(n)		105		106,613
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.10%, 11/30/23		361		358,076
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.07%, 11/28/21(b)		201		200,970

				665,659
Insurance — 0.1%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 05/09/25		61		60,973

Security		Par (000)	Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.83%, 03/01/21	USD	788	$786,700
2nd Lien Term Loan, 02/28/22		161	162,006

			1,009,679
Internet Software & Services — 0.0%
GTT Communications, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.83%, 05/31/25		5	4,614
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 05/06/24		173	171,248

			175,862
IT Services — 0.1%
Access CIG LLC:
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 02/27/25		74	74,002
2018 2nd Lien Incremental Term Loan, (1 mo. LIBOR + 7.75%), 9.83%, 02/27/26		3	3,005
2018 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%), 9.83%, 02/27/26		27	26,652
2018 Incremental Term Loan, (1 mo. LIBOR + 3.75%), 5.83%, 02/27/25		11	10,992
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.83%, 08/01/24		177	175,856

23

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
Peak 10 Holding Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.61%, 08/01/25	USD	75	$74,384

			364,891
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 08/30/24		101	100,920

Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.08%, 03/28/25		993	975,606

Media — 0.7%
Altice France SA, 2018 Term Loan B13, 07/13/26(n)		780	762,325
Charter Communications Operating LLC, 2017 Term Loan A2, (1 mo. LIBOR + 1.50%), 3.58%, 03/31/23		1,563	1,560,971
Intelsat Jackson Holdings SA:
2017 Term Loan B3, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.83%, 11/27/23		107	107,385
2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.58%, 01/02/24		330	345,303
2017 Term Loan B5, (Fixed + 6.62%), 6.63%, 01/02/24		1,841	1,924,478
PSAV Holdings LLC, 1.00% Floor):
2018 1st Lien Term Loan, (2 mo. LIBOR + 3.25%), 5.43%, 03/01/25		151	149,400
2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 9.59%, 09/01/25		122	120,628

Security		Par (000)	Value
Media (continued)
Unitymedia Finance LLC, USD Term Loan D, (1 mo. LIBOR + 2.25%), 4.32%, 01/15/26	USD	200	$199,388

			5,169,878
Multiline Retail — 0.0%
Neiman Marcus Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.34%, 10/25/20		324	285,949

Oil & Gas Equipment & Services — 0.3%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 7.08%, 05/10/25		1,734	1,743,190

Oil, Gas & Consumable Fuels — 0.5%
Brazos Delaware II LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 6.09%, 05/21/25		56	55,044
California Resources Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.83%, 12/31/22		826	839,076
Chesapeake Energy Corp., Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 9.58%, 08/23/21		1,629	1,701,078
CONSOL Energy, Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 6.00%, 1.00% Floor), 8.32%, 10/26/22		360	367,644
GIP III Stetson I, L.P, 2018 Term Loan B, 07/19/25(n)		294	295,102
Lucid Energy Group II LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.08%, 02/17/25(b)		192	186,501
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.33%, 10/30/24		131	129,082
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87%, 1.00% Floor), 8.95%, 12/12/21(b)		315	315,000

			3,888,527
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.63%, 05/04/25		366	368,711
Auris Luxembourg III Sarl, 2018 Term Loan B, 07/20/25(n)		298	299,862
Endo Luxembourg Finance Company I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.38%, 04/29/24		651	650,923

24

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.09%, 06/01/25	USD	183	$183,319

			1,502,815
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.08%, 05/29/25		363	363,365

Software — 0.5%
Applied Systems, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 5.33%, 09/19/24		35	35,565
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 9.33%, 09/19/25		34	34,999
BMC Software Finance, Inc., 2018 Term Loan B, 06/26/25(n)		550	549,499
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 5.08%, 04/27/24		132	131,737
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 8.83%, 04/27/25		40	40,233
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 5.33%, 05/28/24		265	254,050
Kronos, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.61%, 11/01/24		624	642,598
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.57%, 09/30/24		322	323,580
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.33%, 11/29/24		73	72,838
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 9.33%, 11/20/25		168	168,071
2017 Delayed Draw Term Loan, (3 mo. LIBOR + 3.25%), 5.33%, 11/29/24		12	12,325
PowerSchool, 2018 Term Loan B, 05/30/25(n)		183	182,314
Renaissance Learning, Inc., 2018 Add On Term Loan, (3 mo. LIBOR + 3.25%), 5.58%, 05/30/25		129	128,591

Security		Par (000)	Value
Software (continued)
SS&C Technologies Holdings Europe SARL, 2018 Term Loan B4, (1 mo. LIBOR + 2.50%), 4.58%, 04/16/25	USD	220	$220,876
SS&C Technologies Inc., 2018 Term Loan B3, (1 mo. LIBOR + 2.50%), 4.58%, 04/16/25		610	611,677
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.08%, 05/01/24		155	154,869

			3,563,822
Specialty Retail — 0.0%
Belron Finance US LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 4.86%, 11/07/24(b)		143	143,638

Textiles, Apparel & Luxury Goods — 0.0%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.58%, 08/12/22		307	307,879

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (PRIME + 1.25%), 4.35%, 01/02/25		153	152,395

Transportation — 0.0%
Direct ChassisLink, Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 8.08%, 06/15/23(b)		55	55,275

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.31%, 11/28/24(b)		91	91,775

Wireless Telecommunication Services — 0.1%
Xplornet Communications, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 6.33%, 09/09/21(b)		344	345,561

Total Floating Rate Loan Interests — 12.5% (Cost — $100,307,340)			89,380,687

Foreign Agency Obligations — 7.3%
Argentine Republic Government International Bond:
6.88%, 04/22/21		834	835,668
5.63%, 01/26/22(f)		1,177	1,119,927
7.50%, 04/22/26(f)		3,437	3,273,742
6.88%, 01/26/27(f)		2,611	2,376,010
7.63%, 04/22/46(f)		2,767	2,346,444

25

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Colombia Government International Bond(f):
4.38%, 07/12/21	USD	480	$491,520
4.50%, 01/28/26		715	731,087
Cyprus Government International Bond, 4.63%, 02/03/20(c)	EUR	2,950	3,673,391
Egypt Government International Bond:
5.75%, 04/29/20	USD	2,360	2,401,904
5.58%, 02/21/23(c)		400	396,748
Iceland Government International Bond, 5.88%, 05/11/22(f)		3,415	3,747,912
Indonesia Government International Bond:
3.75%, 04/25/22		1,104	1,100,780
4.75%, 01/08/26		1,125	1,157,100
4.10%, 04/24/28		369	361,694
Indonesia Treasury Bond:
7.88%, 04/15/19	IDR	35,807,000	2,492,227
11.00%, 11/15/20		15,586,000	1,164,769
8.38%, 09/15/26		17,965,000	1,282,983
Lebanon Government International Bond, 6.85%, 03/23/27	USD	238	200,563
Mexican Bonos:
8.00%, 06/11/20	MXN	3,900	209,799
7.50%, 06/03/27		9,900	522,198
Mexico Government International Bond:
4.00%, 10/02/23	USD	1,156	1,160,335
4.15%, 03/28/27		730	718,685
Portugal Government International Bond, 5.13%, 10/15/24(c)(f)		3,680	3,837,003
Qatar Government International Bond, 4.63%, 06/02/46		519	513,685
Republic of South Africa Government Bond, 6.25%, 03/31/36	ZAR	28,885	1,623,406
Republic of South Africa Government International Bond:
5.50%, 03/09/20	USD	523	538,056
5.88%, 05/30/22(f)		2,698	2,856,292
4.88%, 04/14/26(f)		843	826,936
Russian Federal Bond — OFZ:
6.40%, 05/27/20	RUB	71,132	1,125,781
7.05%, 01/19/28		124,934	1,932,831
Russian Foreign Bond — Eurobond:
4.75%, 05/27/26	USD	400	405,500
4.25%, 06/23/27		400	389,862
5.63%, 04/04/42		400	429,001
Saudi Government International Bond(c):
3.25%, 10/26/26		789	743,948
4.50%, 04/17/30		207	208,726
Turkey Government International Bond:
5.63%, 03/30/21(f)		1,514	1,491,563
5.13%, 03/25/22(f)		2,418	2,315,032

Security		Par (000)	Value
Turkey Government International Bond (continued):
6.25%, 09/26/22(f)	USD	467	$461,615
7.38%, 02/05/25(f)		301	306,108
4.88%, 04/16/43		791	571,846

Total Foreign Agency Obligations — 7.3% (Cost — $54,674,932)			52,342,677

Non-Agency Mortgage-Backed Securities — 18.5%

Collateralized Mortgage Obligations — 16.8%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 2.48%, 11/25/46(a)		5,637	3,071,754
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.24%), 2.30%, 03/25/36(a)		9,617	9,136,367
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 2.71%, 07/25/37(a)		4,199	2,353,640
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		2,319	1,698,418
CIM Trust, Series 2017-6, Class A1, 3.02%, 06/25/57(c)(d)		9,441	9,239,047
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.83%, 11/25/36(d)		5,110	4,827,225
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, (1 mo. LIBOR US + 0.28%), 2.34%, 12/25/35(a)		2,990	2,851,816
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 2.51%, 05/25/35(a)		3,139	2,889,300
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 2.46%, 12/25/36(a)		2,393	720,308
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		2,592	1,871,318
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 2.39%, 11/20/46(a)		6,155	4,204,544
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,821	1,283,845
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 2.50%, 11/25/46(a)		8,544	7,188,548
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.19%), 2.25%, 10/25/46(a)		6,068	5,833,070

26

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued):
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.12%), 2.18%, 12/25/46(a)	USD	3,650	$3,476,891
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.21%), 2.27%, 07/25/46(a)		7,280	6,236,348
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.19%), 2.25%, 07/25/46(a)		2,693	2,513,697
Series 2007-12T1, Class A22, 5.75%, 06/25/37		5,254	4,035,220
Series 2007-12T1, Class A5, 6.00%, 06/25/37		2,550	2,008,059
Series 2007-22, Class 2A16, 6.50%, 09/25/37		9,125	6,405,566
Series 2007-23CB, Class A1, 6.00%, 09/25/37		6,726	5,634,661
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 2.41%, 04/25/37(a)		3,829	3,052,006
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 2.49%, 03/25/47(a)		4,394	3,613,719
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.20%), 2.26%, 04/25/46(a)		8,018	7,313,970
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 2.88%, 05/26/37 (b)(c)		11,244	9,220,095
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(d)		8,194	3,205,104
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 2.66%, 08/25/36(a)		6,798	2,028,534
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, (12 mo. MTA + 0.77%), 2.42%, 05/25/47(a)		4,369	4,126,821

			120,039,891
Commercial Mortgage-Backed Securities — 1.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, (1 mo. LIBOR + 5.69%), 7.76%, 09/15/18(a)(c)		7,500	7,499,925

Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-PAT(a)(c):
Class E, (1 mo. LIBOR + 3.15%), 5.22%, 08/13/27	USD	1,000	$1,007,865
Class F, (1 mo. LIBOR + 2.44%), 4.51%, 08/13/27		3,000	2,997,547
Class G, (1 mo. LIBOR + 1.59%), 3.66%, 08/13/27		1,040	1,028,244
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 07/15/37		51	50,685

			12,584,266

Total Non-Agency Mortgage-Backed Securities — 18.5% (Cost — $130,281,955)			132,624,157

Preferred Securities

Capital Trusts — 12.0%
Auto Components — 0.1%
General Motors Financial Co., Inc., Series A, 5.75%(d)(f)(l)		412	404,790

Banks — 4.4%
ABN AMRO Bank NV, 5.75%(i)(l)		200	250,533
Banco Bilbao Vizcaya Argentaria SA:
6.13%(d)(l)		2,000	1,840,000
8.88%(i)(l)		200	265,345
Banco Santander SA, 6.25%(i)(l)		100	118,967
BNP Paribas SA, 7.20%(c)(f)(i)(l)		4,000	4,195,000
Capital One Financial Corp., Series E, 5.55%(f)(i)(l)		3,500	3,587,500
CIT Group, Inc., Series A, 5.80%(f)(i)(l)		282	277,065
Citigroup, Inc:		2,250	2,302,650
5.90%(i)(l)
Series P, 5.95%(f)(i)(l)		3,700	3,737,000
Series R, 6.13%(f)(i)(l)		1,170	1,216,800
Cooperatieve Rabobank UA, 6.63%(i)(l)		200	265,524
Fifth Third Bancorp, Series J, 4.90%(f)(i)(l)		3,000	3,015,000
Hongkong & Shanghai Banking Corp. Ltd., Series 3H, 2.56%(a)(l)		100	76,475
Intesa Sanpaolo SpA, 7.00%(i)(l)		234	286,046
Wells Fargo & Co., Series S, 5.90%(f)(i)(l)		8,905	8,998,503

27

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co., Series U, 5.88%(f)(i)(l)	930	$972,780

		31,405,188
Capital Markets — 1.1%
Goldman Sachs Group, Inc., Series P, 5.00%(d)(f)(l)	463	431,747
Morgan Stanley, Series H, 5.45%(f)(i)(l)	5,007	5,082,105
State Street Corp., Series F, 5.25%(f)(i)(l)	1,875	1,921,875
UBS Group AG, 5.75%(i)(l)	200	258,146

		7,693,873
Chemicals — 0.0%
Solvay Finance SA, 5.12%(i)(l)	100	127,750

Diversified Financial Services — 4.4%
ATF Netherlands BV, 3.75%(i)(l)	100	119,568
Banco Santander SA, 6.75%(i)(l)	200	255,019
Bank of America Corp(f)(i)(l): Series AA, 6.10%	3,360	3,501,960
Series U, 5.20%	1,750	1,721,562
Series V, 5.13%	705	716,040
Series X, 6.25%	6,175	6,429,719
Bank of New York Mellon Corp., Series D, 4.50%(f)(i)(l)	4,567	4,356,918
Barclays PLC, 7.25%(i)(l)	200	272,354
Credit Agricole SA, 6.50%(i)(l)	100	129,051
HBOS Capital Funding LP, 6.85%(l)	200	201,500
HSBC Holdings PLC:
6.00%(f)(i)(l)	695	673,455
6.50%(d)(f)(l)	655	642,555
JPMorgan Chase & Co(f)(i)(l):
Series Q, 5.15%	5,500	5,407,215
Series V, 5.00%	3,830	3,866,385
Royal Bank of Scotland Group PLC(i)(l):
7.50%	200	206,500
8.63%	200	215,820
Societe Generale SA, 6.75%(c)(d)(f)(l)	3,000	2,872,500
UBS Group Funding Switzerland AG, 5.00%(d)(l)	200	175,000

		31,763,121
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 6.13%(i)(l)	100	117,753
Telefonica Europe BV, 3.75%(i)(l)	100	120,880

Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Telefonica Europe BV, 4.20%(i)(l)	300	$366,301

		604,934
Electric Utilities — 1.1%
Electricite de France SA, 5.25%(c)(f)(i)(l)	7,500	7,434,375
Enel SpA, 7.75%, 09/10/75(i)	100	144,894
Gas Natural Fenosa Finance BV, 4.13%(i)(l)	100	123,659
RWE AG, 2.75%, 04/21/75(i)	20	23,952

		7,726,880
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	100	122,300

Industrial Conglomerates — 0.4%
General Electric Co., Series D, 5.00%(f)(i)(l)	3,000	2,952,330

Insurance — 0.4%
Allstate Corp., Series B, 5.75%, 08/15/53(f)(i)	2,000	2,060,000
Voya Financial, Inc., 5.65%, 05/15/53(f)(i)	1,090	1,099,222

		3,159,222

Total Capital Trusts — 12.0% (Cost — $85,153,437)		85,960,388

	Shares
Preferred Stocks — 4.4%
Banks — 0.3%
Citigroup, Inc., Series K, 6.88%(i)(l)	75,000	2,083,500

Capital Markets — 2.1%
Goldman Sachs Group, Inc., Series J,
5.50%(i)(l)	395,017	10,151,937
Morgan Stanley(i)(l):
Series F, 6.88%	100,000	2,735,000
Series K, 5.85%	60,125	1,559,041
SCE Trust III, Series H, 5.75%(i)(l)	23,730	641,897

		15,087,875
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88%(c)(l)	10,000	11,650,000

28

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
SunTrust Real Estate Investment Corp., 9.00%(b)(c)(l)		15	$1,734,777

			13,384,777
Machinery — 0.1%
Stanley Black & Decker, Inc., 5.38%(j)(l)		4,170	464,955

Total Preferred Stocks — 4.4% (Cost — $31,860,863)			31,021,107

Total Preferred Securities — 16.4% (Cost — $117,014,300)			116,981,495

		Par (000)
U.S. Government Sponsored Agency Securities — 8.3%

Collateralized Mortgage Obligations — 3.0%
Fannie Mae Connecticut Avenue Securities, Series 2016-C06, Class 1M2, (1 mo. LIBOR US + 4.25%), 6.31%, 04/25/29(a)	USD	545	622,032
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44(f)		5,090	5,042,360
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.56%, 03/25/30(d)		12,000	12,467,945
Series 2017-DNA2, Class M2, (1 mo. LIBOR US + 3.45%), 5.51%, 10/25/29(a)		3,000	3,296,705

			21,429,042
Mortgage-Backed Securities — 5.3%
Fannie Mae Mortgage-Backed Securities(f):
4.00%, 11/01/47 — 04/01/56		20,889	21,370,062

Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities(f) (continued):
4.50%, 07/01/55	USD	15,868	$16,636,784

			38,006,846
Total U.S. Government Sponsored Agency Securities — 8.3% (Cost — $60,431,550)			59,436,888

		Shares

Warrants — 0.0%
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/18)(o)		10	—

Total Long-Term Investments — 158.6% (Cost — $1,138,345,080)			1,134,552,515

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.83%(p)(q)		1,666,788	1,666,788

Total Short-Term Securities — 0.2% (Cost — $1,666,788)			1,666,788

Total Investments — 158.8% (Cost — $1,140,011,868)			1,136,219,303
Liabilities in Excess of Other Assets — (58.8)%			(420,578,029)

Net Assets — 100.0%			$715,641,274

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Amount is less than $500.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	When-issued security.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Convertible security.
(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(l)	Perpetual security with no stated maturity date.
(m)	Zero-coupon bond.

29

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	All or a portion of the security is held by a wholly-owned subsidiary.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended July 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/17	Net Activity	Shares Held at 07/31/18	Value at 07/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	347,225	1,319,563	1,666,788	$1,666,788	$68,272	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

ALL	Albanian Lek
CLO	Collateralized Loan Obligation
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind
REMIC	Real Estate Mortgage Investment Conduit

30

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.70%	05/14/18	Open	$1,314,000	$1,321,358	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	05/23/18	Open	552,230	554,763	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.31	05/23/18	Open	7,515,625	7,526,900	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	05/23/18	Open	383,520	385,244	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	05/23/18	Open	279,524	280,780	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	05/23/18	Open	1,879,680	1,888,311	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.50	05/23/18	Open	978,235	982,727	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.34	05/23/18	Open	950,000	953,692	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/23/18	Open	1,421,000	1,427,998	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/23/18	Open	925,000	929,556	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/23/18	Open	950,000	954,679	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	05/23/18	Open	258,000	259,160	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.40	05/24/18	Open	1,234,130	1,239,425	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	2.50	05/24/18	Open	780,328	783,823	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.30	05/24/18	Open	8,217,000	8,229,804	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	05/24/18	Open	3,971,438	3,989,408	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	05/24/18	Open	3,182,000	3,196,399	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	05/24/18	Open	3,132,500	3,146,675	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.70	05/24/18	Open	4,368,750	4,388,907	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	05/24/18	Open	435,923	437,814	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	05/24/18	Open	5,218,125	5,241,259	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.45	05/24/18	Open	215,546	216,502	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.69	05/24/18	Open	1,546,020	1,553,575	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.69	05/24/18	Open	1,114,425	1,119,871	Capital Trusts	Open/Demand
Citigroup Global Markets, Inc.	0.50	05/24/18	Open	41,064	41,093	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.25	05/24/18	Open	796,618	799,810	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.30	05/24/18	Open	749,856	752,932	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	316,859	318,428	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	419,746	421,825	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	788,105	792,007	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	496,064	498,520	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	387,890	389,811	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	2,831,229	2,843,183	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	2,102,920	2,113,332	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	603,500	606,488	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	489,694	492,118	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	05/24/18	Open	584,448	587,341	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/24/18	Open	301,000	302,257	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/24/18	Open	623,700	626,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/24/18	Open	217,500	218,408	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/24/18	Open	232,140	233,246	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/24/18	Open	59,400	59,625	Corporate Bonds	Open/Demand

31

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	05/25/18	Open	$180,630	$181,442	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	05/29/18	Open	1,503,275	1,509,608	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.50	05/29/18	Open	468,563	470,515	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	05/29/18	Open	386,181	387,808	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.60	05/29/18	Open	413,385	415,180	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	412,000	413,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	443,250	444,973	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	511,250	513,237	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	276,750	277,826	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	907,500	911,027	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	723,750	726,563	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,022,500	1,026,474	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	549,000	551,134	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	473,750	475,591	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	708,750	711,505	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	240,000	240,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	870,000	873,381	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	930,000	933,615	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	461,250	463,043	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	685,875	688,541	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	684,375	687,035	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	457,500	459,278	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	678,750	681,388	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,178,125	1,182,704	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,391,250	1,396,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	352,000	353,368	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,178,125	1,182,704	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,440,000	1,445,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	690,000	692,682	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	719,250	722,045	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	952,500	956,202	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	381,000	382,481	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	912,500	916,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	920,000	923,576	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	508,750	510,727	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	821,250	824,442	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	947,500	951,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	437,625	439,326	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,017,500	1,021,455	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	873,750	877,146	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	706,875	709,622	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	608,750	611,116	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	703,125	705,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	1,421,250	1,426,774	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	490,100	492,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	365,250	366,670	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	490,000	491,904	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/29/18	Open	240,000	240,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/29/18	Open	2,887,500	2,900,277	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/29/18	Open	388,750	390,470	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.70%	05/29/18	Open	$490,000	$490,294	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.71	05/29/18	Open	276,750	277,042	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	271,958	273,160	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	343,200	344,717	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	402,990	404,771	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	289,820	291,101	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	368,350	369,978	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	363,350	364,956	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	597,453	600,093	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	05/30/18	Open	293,215	294,511	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	0.00	05/30/18	Open	22,120	22,168	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/30/18	Open	886,000	889,941	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/30/18	Open	175,000	175,779	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/30/18	Open	190,000	190,845	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	05/30/18	Open	354,000	355,575	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	296,050	297,183	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	1,405,920	1,411,303	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	1,216,000	1,220,656	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	649,250	651,736	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	193,000	193,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	05/30/18	Open	408,000	409,562	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	241,425	242,477	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	340,300	341,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	212,750	213,677	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	251,908	253,005	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	313,500	314,866	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	656,625	659,486	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	231,435	232,443	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	205,188	206,081	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	184,575	185,379	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	169,575	170,314	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	213,368	214,297	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	218,563	219,515	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	160,500	161,199	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	431,313	433,192	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	439,420	441,335	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	337,295	338,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	128,050	128,608	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	589,300	591,868	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	383,240	384,910	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	430,500	432,376	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	2,122,680	2,131,928	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	250,290	251,380	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	209,528	210,440	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	475,200	477,270	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	443,760	445,693	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	170,130	170,871	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	182,115	182,908	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	227,475	228,466	Corporate Bonds	Open/Demand

33

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	05/30/18	Open	$301,035	$302,347	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	289,845	291,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	157,080	157,764	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	496,770	498,934	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	268,690	269,861	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	177,125	177,897	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	1,351,560	1,357,449	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	206,365	207,264	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	196,650	197,507	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	288,800	290,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	177,475	178,248	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	182,050	182,843	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	165,600	166,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	185,850	186,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	382,500	384,167	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	222,300	223,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	313,225	314,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	250,325	251,416	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	178,750	179,529	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	926,400	930,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	1,037,000	1,041,518	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/30/18	Open	165,600	165,779	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	05/31/18	Open	278,471	279,627	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	05/31/18	Open	263,860	264,955	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	05/31/18	Open	273,893	275,029	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	05/31/18	Open	263,940	265,035	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	179,220	180,001	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	332,910	334,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	244,090	245,153	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	174,982	175,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	226,632	227,619	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	215,670	216,610	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	339,855	341,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	203,850	204,738	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	556,200	558,623	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	215,670	216,610	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	05/31/18	Open	403,657	405,416	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)	06/01/18	Open	244,860	245,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	06/01/18	Open	9,804	9,842	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/01/18	Open	481,535	483,540	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/01/18	Open	349,500	350,955	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.45	06/01/18	Open	434,000	435,713	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/01/18	Open	603,000	605,518	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/01/18	Open	813,000	816,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	294,400	295,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	276,000	276,993	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	98,513	98,867	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	251,300	252,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	462,500	464,163	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	487,500	489,253	Corporate Bonds	Open/Demand

34

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.34%	06/01/18	Open	$247,500	$248,390	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	460,000	461,654	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	385,000	386,385	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	426,250	427,783	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	650,625	652,965	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	598,575	600,728	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	260,250	261,186	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	477,500	479,217	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	401,000	402,442	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	1,002,500	1,006,105	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	410,410	411,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	579,250	581,333	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	344,175	345,413	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	363,715	365,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	343,175	344,409	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	593,125	595,258	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	173,400	174,024	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/01/18	Open	117,750	118,173	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.45	06/01/18	Open	211,343	212,177	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	259,160	260,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	157,700	158,344	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	350,400	351,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	141,300	141,877	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	684,990	687,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	229,215	230,151	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	303,490	304,730	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	195,300	196,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	363,825	365,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	115,268	115,738	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	470,138	472,058	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	437,250	439,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	232,800	233,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	148,570	149,177	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	252,280	253,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	211,888	212,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	191,200	191,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	212,663	213,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	220,943	221,845	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	386,370	387,948	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	319,088	320,391	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	257,880	258,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	577,683	580,042	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	410,760	412,438	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	266,475	267,563	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	1,518,098	1,524,299	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	261,630	262,699	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	243,815	244,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	2,391,830	2,401,600	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	171,028	171,726	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	286,440	287,610	Corporate Bonds	Open/Demand

35

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	06/01/18	Open	$397,085	$398,707	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	629,850	632,423	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	188,025	188,793	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	241,165	242,150	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	399,350	400,981	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	508,680	510,758	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	1,273,490	1,278,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	216,720	217,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	324,815	326,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	20,000	20,082	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	534,400	536,583	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	336,000	337,372	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	112,613	113,072	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	352,208	353,646	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	620,923	623,459	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	107,315	107,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	173,400	174,108	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	280,313	281,458	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	477,280	479,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	135,405	135,958	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	204,155	204,989	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	355,200	356,651	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	655,433	658,110	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	489,700	491,700	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	452,760	454,609	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	120,000	120,490	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	99,855	100,263	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.00	06/01/18	Open	299,980	301,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	276,480	277,609	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	250,250	251,272	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	725,275	728,238	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	138,188	138,752	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	345,265	346,675	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	84,550	84,895	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	162,925	163,591	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	220,110	221,009	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	158,620	159,268	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	173,250	173,958	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	223,740	224,654	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	192,000	192,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	681,550	684,334	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	808,230	811,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	2,002,275	2,010,454	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	484,500	486,479	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	114,000	114,466	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	702,405	705,274	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	128,975	129,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	291,550	292,741	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	870,345	873,900	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	289,870	291,054	Corporate Bonds	Open/Demand

36

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	06/01/18	Open	$328,095	$329,435	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/01/18	Open	230,603	231,544	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.43	06/04/18	Open	1,558,480	1,564,476	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.43	06/04/18	Open	403,338	404,890	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.47	06/04/18	Open	650,508	653,052	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.47	06/04/18	Open	175,100	175,785	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.51	06/04/18	Open	257,760	258,784	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	06/04/18	Open	513,476	515,509	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.25	06/06/18	Open	168,150	168,739	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	837,000	840,325	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	335,000	336,331	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	73,000	73,290	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	789,000	792,134	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	440,000	441,748	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	289,000	290,148	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	432,000	433,716	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	266,000	267,057	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	1,163,000	1,167,620	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	1,172,000	1,176,655	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	375,000	376,490	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/06/18	Open	440,000	440,264	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	06/07/18	Open	565,373	567,605	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	06/07/18	Open	114,546	115,010	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/07/18	Open	21,870	21,953	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.39	06/08/18	Open	697,125	699,543	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.39	06/08/18	Open	470,625	472,257	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	06/08/18	Open	470,625	471,105	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	06/08/18	Open	114,544	114,954	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/08/18	Open	427,525	429,187	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.67	06/08/18	Open	720,855	723,658	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/08/18	Open	465,260	467,069	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/08/18	Open	479,375	481,239	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.67	06/08/18	Open	1,500,716	1,506,552	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/08/18	Open	1,220,625	1,225,029	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/11/18	Open	63,787	64,013	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	06/12/18	Open	389,513	390,705	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/12/18	Open	227,255	228,044	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.45	06/13/18	Open	409,488	410,853	Corporate Bonds	Open/Demand
UBS Ltd.	2.35	06/14/18	Open	3,585,750	3,596,751	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	3,505,200	3,516,641	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	299,625	300,603	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	311,320	312,336	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	366,243	367,438	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	285,505	286,437	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	802,300	804,919	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	357,555	358,722	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	422,895	424,275	Corporate Bonds	Open/Demand

37

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
UBS Ltd.	2.50%	06/14/18	Open	$292,810	$293,766	Corporate Bonds	Open/Demand
UBS Ltd.	2.50	06/14/18	Open	327,131	328,199	Corporate Bonds	Open/Demand
UBS Securities LLC	2.00	06/13/18	Open	357,403	357,977	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	461,335	462,841	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	4,950,000	4,964,541	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	3,850,000	3,861,309	Corporate Bonds	Open/Demand
UBS Securities LLC	2.25	06/14/18	Open	7,106,250	7,127,125	Capital Trusts	Open/Demand
UBS Securities LLC	2.30	06/14/18	Open	312,750	313,689	Corporate Bonds	Open/Demand
UBS Securities LLC	2.35	06/14/18	Open	389,550	390,745	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	1,358,500	1,362,934	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	623,350	625,385	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	986,730	989,951	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	3,975,000	3,987,974	Capital Trusts	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	4,112,500	4,125,923	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	3,825,900	3,838,387	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	396,940	398,236	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	131,285	131,714	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	406,700	408,027	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	434,998	436,417	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	358,785	359,956	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	512,230	513,902	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	362,404	363,587	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	274,730	275,627	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	1,764,551	1,770,311	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	523,450	525,158	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	411,680	413,024	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	255,015	255,848	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	756,338	758,806	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	511,088	512,756	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	317,633	318,669	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	393,846	395,132	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	671,775	673,968	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	355,320	356,480	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	763,763	766,255	Corporate Bonds	Open/Demand
UBS Securities LLC	2.50	06/14/18	Open	152,213	152,709	Corporate Bonds	Open/Demand
UBS Securities LLC	2.60	06/14/18	Open	431,975	433,441	Foreign Agency Obligations	Open/Demand
UBS Securities LLC	2.60	06/14/18	Open	941,638	944,834	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	260,000	260,807	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	311,455	312,422	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	70,650	70,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	195,975	196,584	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	179,410	179,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	673,600	675,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	839,930	842,538	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	332,100	333,131	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	165,538	166,052	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	389,948	391,159	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	544,390	546,081	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	203,158	203,788	Corporate Bonds	Open/Demand

38

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	06/18/18	Open	$241,793	$242,543	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	707,245	709,441	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	363,118	364,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	373,750	374,911	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/18/18	Open	277,328	278,189	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	315,185	316,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	512,635	514,190	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	896,500	899,219	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	120,555	120,921	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	802,000	804,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	468,083	469,502	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	310,660	311,602	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	276,385	277,223	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	627,760	629,664	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	907,913	910,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	268,125	268,938	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	319,043	320,010	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	255,360	256,135	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	1,065,600	1,068,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	1,843,000	1,848,590	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	396,000	397,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	328,050	329,045	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	355,283	356,360	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	464,388	465,796	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	174,585	175,115	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	350,260	351,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	116,363	116,715	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/19/18	Open	319,043	320,010	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	06/20/18	Open	2,630,550	2,638,639	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	0.25	06/20/18	Open	126,850	126,886	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	06/20/18	Open	2,346,500	2,352,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	285,545	286,391	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	468,338	469,724	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	135,000	135,400	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	193,748	194,321	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	203,520	204,123	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	758,250	760,495	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	1,164,625	1,168,074	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	261,800	262,575	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	131,048	131,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	159,125	159,596	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	143,375	143,800	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	195,075	195,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	1,664,685	1,669,614	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	141,075	141,493	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	855,620	858,154	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	147,263	147,699	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	400,160	401,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	139,730	140,144	Corporate Bonds	Open/Demand

39

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	06/20/18	Open	$142,410	$142,832	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	149,935	150,379	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	1,572,545	1,577,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	207,645	208,260	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	357,380	358,438	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	150,400	150,845	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/20/18	Open	211,900	212,527	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/22/18	Open	1,072,620	1,075,486	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	06/25/18	Open	2,167,130	2,172,981	Foreign Agency Obligations	Open/Demand
Deutsche Bank Securities, Inc.	2.70	06/25/18	Open	788,000	790,128	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	06/25/18	Open	1,343,100	1,346,592	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	06/27/18	Open	313,228	313,952	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.50	06/27/18	Open	289,336	290,019	Foreign Agency Obligations	Open/Demand
HSBC Securities (USA), Inc.	2.20	06/27/18	Open	3,313,000	3,319,884	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.20	06/27/18	Open	2,777,000	2,782,770	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	06/28/18	Open	177,165	177,612	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/03/18	Open	299,497	300,103	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	2.45	07/05/18	08/09/18	4,853,000	4,861,587	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	2.10	07/11/18	08/13/18	5,247,300	5,253,422	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas S.A.	2.62	07/11/18	Open	280,638	281,046	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/11/18	Open	367,901	368,459	Corporate Bonds	Open/Demand
Royal Bank of Canada	2.10	07/11/18	08/13/18	11,184,600	11,197,649	U.S. Government Sponsored Agency Securities	Up to 30 Days
Royal Bank of Canada	2.10	07/11/18	08/13/18	16,167,200	16,186,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
RBC Capital Markets, LLC	2.60	07/12/18	Open	171,140	171,387	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.50	07/16/18	Open	411,810	412,239	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.50	07/16/18	Open	128,048	128,181	Corporate Bonds	Open/Demand
Barclays Bank PLC	2.55	07/16/18	Open	1,012,875	1,013,951	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	229,133	229,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	225,600	225,840	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	268,898	269,183	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	247,903	248,166	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	247,179	247,441	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	242,110	242,367	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	245,520	245,781	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/16/18	Open	232,825	233,072	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/16/18	Open	945,000	945,965	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/16/18	Open	688,125	688,827	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	07/16/18	Open	1,021,355	1,022,461	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	07/16/18	Open	450,450	450,938	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	07/16/18	Open	676,875	677,608	Corporate Bonds	Open/Demand

40

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.60%	07/16/18	Open	$524,903	$525,471	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.63	07/16/18	Open	131,920	132,065	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.63	07/16/18	Open	132,224	132,369	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.63	07/16/18	Open	117,475	117,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.63	07/16/18	Open	151,800	151,966	Capital Trusts	Open/Demand
BNP Paribas S.A.	2.63	07/16/18	Open	111,215	111,337	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.70	07/16/18	Open	1,204,028	1,205,382	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.70	07/16/18	Open	752,378	753,224	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50)	07/16/18	Open	401,569	401,485	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.55	07/16/18	Open	1,785,000	1,786,897	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.55	07/16/18	Open	2,320,000	2,322,465	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.55	07/16/18	Open	1,901,000	1,903,020	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	163,000	163,183	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	137,000	137,154	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	182,000	182,205	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	1,113,000	1,114,252	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	121,000	121,136	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	204,000	204,230	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	267,000	267,300	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	1,496,000	1,497,683	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	126,000	126,142	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	848,000	848,954	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	540,000	540,608	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	604,000	604,680	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	571,000	571,642	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	643,000	643,723	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	588,000	588,662	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	198,000	198,223	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	602,000	602,677	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	230,000	230,259	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	43,000	43,048	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	141,000	141,159	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	1,071,000	1,072,205	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	1,417,000	1,418,594	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/16/18	Open	199,000	199,224	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	2.45	07/16/18	Open	538,000	538,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.34	07/16/18	Open	2,176,200	2,178,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	496,898	497,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	130,000	130,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	520,830	521,394	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	509,220	509,772	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	487,335	487,863	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	435,070	435,541	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	266,230	266,518	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	153,755	153,922	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	198,600	198,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	366,818	367,215	Corporate Bonds	Open/Demand

41

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	2.60%	07/16/18	Open	$464,313	$464,816	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	727,575	728,363	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	250,400	250,671	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	369,495	369,895	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	46,970	47,021	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	93,240	93,341	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	985,725	986,793	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	378,730	379,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	187,200	187,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	370,450	370,851	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	259,260	259,541	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	436,050	436,522	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	92,000	92,100	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	694,200	694,952	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	172,010	172,196	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/16/18	Open	87,413	87,507	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	294,761	295,054	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	348,735	349,081	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	509,960	510,466	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	598,845	599,439	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	477,249	477,722	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	492,069	492,557	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	827,038	827,858	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.55	07/17/18	Open	2,156,250	2,158,388	Capital Trusts	Open/Demand
Barclays Capital, Inc.	2.65	07/17/18	Open	293,693	293,995	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/17/18	Open	260,925	261,174	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	07/17/18	Open	48,865	48,914	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.60	07/17/18	Open	669,375	670,052	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	07/17/18	Open	285,289	285,584	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	348,479	348,846	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	501,394	501,922	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	316,030	316,363	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	319,510	319,847	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	309,963	310,289	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	348,795	349,163	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	337,040	337,395	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	384,359	384,764	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/17/18	Open	441,615	442,080	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	4,495,000	4,499,720	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	1,504,000	1,505,579	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	2,008,000	2,010,108	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	671,000	671,705	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	3,148,000	3,151,305	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	2,676,000	2,678,810	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	1,829,000	1,830,920	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	541,000	541,568	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	2,528,000	2,530,654	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	297,000	297,312	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	2,747,000	2,747,091	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	750,000	750,788	Corporate Bonds	Open/Demand

42

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	2.70%	07/17/18	Open	$2,133,000	$2,135,240	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/17/18	Open	2,496,000	2,498,621	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	34,270	34,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	268,800	269,072	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	268,000	268,271	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	256,500	256,759	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	368,500	368,873	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	321,850	322,175	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	412,300	412,717	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	330,750	331,084	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	795,400	796,204	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	299,700	300,003	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	164,730	164,897	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	190,390	190,583	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	257,400	257,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/17/18	Open	729,125	729,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/18/18	Open	106,765	106,865	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/18/18	Open	213,030	213,230	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/18/18	Open	199,650	199,837	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.41	07/20/18	Open	319,125	319,381	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	207,863	207,976	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	241,870	242,002	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	272,483	272,631	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	305,045	305,211	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	248,105	248,240	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	278,640	278,792	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	304,870	305,036	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.45	07/23/18	Open	249,840	249,976	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.00	07/23/18	Open	108,000	108,000	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.25)	07/23/18	Open	97,000	96,995	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	343,000	343,206	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	325,000	325,195	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	319,000	319,191	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	1,274,000	1,274,764	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	2,016,000	2,017,210	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	873,000	873,524	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	328,000	328,197	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	2,666,000	2,667,600	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	299,000	299,179	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	683,000	683,410	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	369,000	369,221	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	296,000	296,178	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	468,000	468,281	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	165,000	165,099	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/23/18	Open	1,197,000	1,197,718	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/24/18	Open	359,100	359,282	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.00)	07/25/18	Open	48,191	48,183	Corporate Bond	Open/Demand
Barclays Capital, Inc.	(1.25)	07/25/18	Open	109,883	109,860	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/25/18	Open	300,544	300,671	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/25/18	Open	162,240	162,309	Corporate Bonds	Open/Demand

43

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A.	2.35%	07/25/18	Open	$288,986	$289,099	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.40	07/25/18	Open	456,000	456,182	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	2.60	07/25/18	Open	102,679	102,682	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.64	07/25/18	Open	166,980	167,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.64	07/25/18	Open	705,375	705,685	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.66	07/25/18	Open	250,013	250,123	Corporate Bonds	Open/Demand
BNP Paribas S.A.	2.71	07/25/18	Open	329,820	329,969	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	215,578	215,753	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	17,600	17,608	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	503,010	503,228	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	149,850	149,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	156,045	156,113	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/25/18	Open	307,545	307,678	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/27/18	Open	653,464	653,563	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/27/18	Open	445,375	445,442	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/27/18	Open	228,375	228,409	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/30/18	Open	233,761	233,794	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/30/18	Open	436,492	436,525	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	2.70	07/30/18	Open	204,095	204,110	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/30/18	Open	554,440	554,520	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.60	07/30/18	Open	185,725	185,738	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.55	07/31/18	Open	241,349	241,349	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.00	07/31/18	Open	154,389	154,389	Corporate Bonds	Open/Demand

				$439,197,516	$440,407,265

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
10-Year U.S. Treasury Note	30	09/19/18	$3,583	$(4,031)
Euro Stoxx 600 Index	1	09/21/18	10	331

				(3,700)

Short Contracts:
Euro Bund	1	09/06/18	154	(223)
10-Year U.S. Treasury Note	2	09/19/18	239	263
Long U.S. Treasury Bond	17	09/19/18	2,430	(17,002)
Long Gilt Future	1	09/26/18	161	(1,064)
2-Year U.S. Treasury Note	17	09/28/18	3,593	4,954
5-Year U.S. Treasury Note	69	09/28/18	7,806	64,835

				51,763

				$48,063

44

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	650,000	USD	755,021	Deutsche Bank AG	08/06/18	$5,276
EUR	917,000	USD	1,065,160	Deutsche Bank AG	08/06/18	7,443
GBP	1,618,000	USD	2,123,699	State Street Bank and Trust Co.	08/06/18	348
GBP	526,000	USD	690,322	The Toronto-Dominion Bank	08/06/18	190
USD	201,299	EUR	171,000	BNP Paribas S.A.	08/06/18	1,283
USD	762,866	EUR	650,000	Deutsche Bank AG	08/06/18	2,569
USD	1,076,228	EUR	917,000	Deutsche Bank AG	08/06/18	3,625
USD	115,125	EUR	98,000	State Street Bank and Trust Co.	08/06/18	496
USD	163,954	GBP	124,000	Bank of America N.A.	08/06/18	1,172
USD	1,994,113	GBP	1,513,000	Barclays Bank PLC	08/06/18	7,905
USD	1,015,684	GBP	772,000	State Street Bank and Trust Co.	08/06/18	2,232
ZAR	10,217,907	USD	732,000	Standard Chartered Bank	08/10/18	43,199
USD	1,641,574	TRY	6,668,894	BNP Paribas S.A.	08/20/18	298,567
USD	992,518	TRY	4,001,337	Citibank N.A.	08/20/18	186,714
USD	1,274,854	TRY	5,136,769	Citibank N.A.	08/20/18	240,392
USD	1,437,243	EUR	1,222,000	BNP Paribas S.A.	09/06/18	4,682
USD	4,424,457	EUR	3,760,774	Citibank N.A.	09/06/18	15,668
USD	16,904,508	EUR	14,368,778	Citibank N.A.	09/06/18	59,862
USD	12,915	EUR	11,000	UBS AG	09/06/18	20
USD	109,193	EUR	93,000	UBS AG	09/06/18	169
USD	231,859	GBP	176,000	BNP Paribas S.A.	09/06/18	522
USD	2,578,686	GBP	1,958,000	Citibank N.A.	09/06/18	5,063
USD	14,436,954	GBP	10,962,000	Citibank N.A.	09/06/18	28,343
USD	122,516	GBP	93,000	Deutsche Bank AG	09/06/18	276
USD	399,166	GBP	303,000	Deutsche Bank AG	09/06/18	899

						916,915

EUR	1,222,000	USD	1,434,017	BNP Paribas S.A.	08/06/18	(4,659)
EUR	3,760,774	USD	4,414,585	Citibank N.A.	08/06/18	(15,656)
EUR	14,368,778	USD	16,866,790	Citibank N.A.	08/06/18	(59,817)
EUR	11,000	USD	12,887	UBS AG	08/06/18	(20)
EUR	93,000	USD	108,950	UBS AG	08/06/18	(169)
GBP	176,000	USD	231,563	BNP Paribas S.A.	08/06/18	(517)
GBP	1,958,000	USD	2,575,436	Citibank N.A.	08/06/18	(5,050)
GBP	10,962,000	USD	14,418,757	Citibank N.A.	08/06/18	(28,272)
GBP	93,000	USD	122,362	Deutsche Bank AG	08/06/18	(275)
GBP	303,000	USD	398,663	Deutsche Bank AG	08/06/18	(897)
USD	1,419,194	EUR	1,222,000	BNP Paribas S.A.	08/06/18	(10,163)
USD	4,369,831	EUR	3,760,774	Citibank N.A.	08/06/18	(29,097)
USD	16,695,802	EUR	14,368,778	Citibank N.A.	08/06/18	(111,171)
USD	8,167	EUR	7,000	State Street Bank and Trust Co.	08/06/18	(21)
USD	12,834	EUR	11,000	State Street Bank and Trust Co.	08/06/18	(33)
USD	230,703	GBP	176,000	BNP Paribas S.A.	08/06/18	(343)
USD	2,564,823	GBP	1,958,000	Citibank N.A.	08/06/18	(5,563)
USD	14,359,343	GBP	10,962,000	Citibank N.A.	08/06/18	(31,143)
USD	121,903	GBP	93,000	Deutsche Bank AG	08/06/18	(183)
USD	397,169	GBP	303,000	Deutsche Bank AG	08/06/18	(597)
USD	1,627,331	MXN	31,843,000	Goldman Sachs International	08/06/18	(80,076)
USD	732,000	ZAR	9,816,228	Standard Chartered Bank	08/10/18	(12,725)
TRY	28,000	USD	7,401	BNP Paribas S.A.	08/20/18	(1,762)
TRY	15,779,000	USD	4,058,750	BNP Paribas S.A.	08/20/18	(881,116)

45

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	650,000	USD	764,577	Deutsche Bank AG	09/06/18	$(2,576)
EUR	917,000	USD	1,078,641	Deutsche Bank AG	09/06/18	(3,634)
USD	2,126,393	GBP	1,618,000	State Street Bank and Trust Co.	09/06/18	(330)
USD	691,191	GBP	526,000	The Toronto-Dominion Bank	09/06/18	(191)

						(1,286,056)

						$(369,141)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	520	$31,250	$(14,811)	$46,061
Markit iTraxx XO, Series 29, Version 1	5.00	Quarterly	06/20/23	B+	EUR	135	16,050	16,161	(111)

							$47,300	$1,350	$45,950

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1.50%	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/02/19	USD	8,000	$28,627	$27	$28,600
1.62	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	04/04/19	USD	7,600	21,684	—	21,684
3-Month LIBOR,2.35%	Quarterly	2.39	Semi-annual	N/A	02/12/20	USD	193,500	(89,772)	2,051	(91,823)
3-Month LIBOR,2.35%	Quarterly	2.36	Semi-annual	N/A	02/13/20	USD	150,000	(161,518)	1,590	(163,108)
2.01	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/02/22	USD	15,000	412,741	150	412,591
2.01	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	07/12/22	USD	3,000	107,916	—	107,916
1.46	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	06/28/26	USD	357	39,265	4	39,261
1.46	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	06/28/26	USD	1,427	157,146	17	157,129
2.47	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	12/29/26	USD	3,000	120,436	42	120,394
2.25	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	01/19/27	USD	3,400	195,526	46	195,480
2.42	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	04/04/27	USD	18,300	721,796	253	721,543
2.01	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	05/04/27	USD	3,000	167,105	—	167,105
2.28	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	05/17/27	USD	1,700	97,468	—	97,468
2.18	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	06/05/27	USD	2,300	150,899	—	150,899
2.90	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/06/28	USD	57,000	96,886	965	95,921
2.70	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	04/04/47	USD	13,200	804,203	—	804,203
3.01	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/13/48	USD	18,000	(45,268)	435	(45,703)
2.98	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/13/48	USD	9,000	27,897	218	27,679
3.01	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/14/48	USD	6,500	(14,448)	157	(14,605)
3.03	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	02/20/48	USD	9,500	(72,591)	230	(72,821)
2.92	Semi-annual	3-Month LIBOR, 2.35%	Quarterly	N/A	03/26/28	USD	10,500	11,713	180	11,533

								$2,777,711	$6,365	$2,771,346

46

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/20	USD	604	$(5,885)	$2,259	$(8,144)
United Mexican States	1.00	Quarterly	Bank of America N.A.	09/20/20	USD	604	(5,920)	3,314	(9,234)
Frontier Communications Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/23	USD	162	45,392	53,323	(7,931)
Republic of Columbia	1.00	Quarterly	HSBC Bank PLC	06/20/23	USD	511	362	6,901	(6,539)
Markit CMBX North America, Series 7	3.00	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	1,624,667	1,876,238	(251,571)

							$1,658,616	$1,942,035	$(283,419)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	604	$5,884	$(2,368)	$8,252
United Mexican States	1.00	Quarterly	Citibank N.A.	09/20/20	BBB+	USD	604	5,921	3,143	2,778
Casino Guichard Perrachon SA	1.00	Quarterly	J.P. Morgan Chase Bank N.A.	12/20/22	BB+	EUR	50	(6,510)	(1,920)	(4,590)
Telecom Italia SpA	1.00	Quarterly	Citibank N.A.	12/20/22	BB+	EUR	30	(1,078)	(550)	(528)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,511)	(996)	(515)
Casino Guichard Perrachon SA	1.00	Quarterly	BNP Paribas S.A.	06/20/23	BB+	EUR	10	(1,511)	(996)	(515)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	10	(1,511)	(986)	(525)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	BB+	EUR	12	(1,864)	(1,882)	18
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	28	(4,182)	(3,982)	(200)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	7	(1,097)	(948)	(149)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	BB+	EUR	12	(1,826)	(1,686)	(140)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	12	(1,828)	(1,688)	(140)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	BB+	EUR	5	(731)	(632)	(99)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	13	(1,955)	(1,625)	(330)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	BB+	EUR	47	(7,111)	(6,089)	(1,022)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BBB-	EUR	20	1,075	1,983	(908)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BBB-	EUR	50	2,687	5,247	(2,560)
Intrum Justitia AB	5.00	Quarterly	Credit Suisse International	06/20/23	BBB-	EUR	7	368	803	(435)
Intrum Justitia AB	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	BBB-	EUR	23	1,244	2,710	(1,466)
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BBB-	EUR	9	501	462	39
Intrum Justitia AB	5.00	Quarterly	Citibank N.A.	06/20/23	BBB-	EUR	21	1,111	1,023	88
Thomas Cook Group PLC	5.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	50	7,130	6,668	462

47

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thomas Cook Group PLC	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/23	B	EUR	60	8,556	7,985	571
Markit CMBX North America, Series 7	3.00	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	10,000	(644,868)	(522,201)	(122,667)
Markit CMBX North America, Series 7	3.00	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	5,000	(322,436)	(260,736)	(61,700)
Markit CMBX North America, Series 7	3.00	Monthly	Barclays Bank PLC	01/17/47	BBB-	USD	10,000	(644,867)	(252,862)	(392,005)
Markit CMBX North America, Series 8	3.00	Monthly	Goldman Sachs International	10/17/57	BBB-	USD	10,000	(962,058)	(1,081,043)	118,985
Markit CMBX North America, Series 8	2.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	BBB-	USD	5,000	(78,774)	(564,796)	486,022
Markit CMBX North America, Series 8	3.00	Monthly	Deutsche Bank AG	10/17/57	BBB-	USD	10,000	(967,058)	(1,386,409)	419,351
Markit CMBX North America, Series 9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	2,500	(32,817)	(345,655)	312,838
Markit CMBX North America, Series 9	2.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	2,500	(32,817)	(349,026)	316,209
Markit CMBX North America, Series 9	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	(65,635)	(684,874)	619,239
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	2,500	(205,627)	(558,642)	353,015
Markit CMBX North America, Series 9	3.00	Monthly	Deutsche Bank AG	09/17/58	BBB-	USD	25,000	(2,056,272)	(2,490,311)	434,039
Markit CMBX North America, Series 9	3.00	Monthly	Goldman Sachs International	09/17/58	BBB-	USD	5,000	(411,254)	(534,402)	123,148
Markit CMBX North America, Series 9	3.00	Monthly	Credit Suisse International	09/17/58	BBB-	USD	5,000	(411,254)	(550,003)	138,749
Markit CMBX North America, Series 9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	BBB-	USD	5,000	(411,254)	(549,366)	138,112

								$(7,245,229)	$(10,126,650)	$2,881,421

(a)	Using S&P/Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28-day MXIBTIIE	Monthly	6.26%	Monthly	Bank of America N.A.	N/A	06/15/26	MXN	38,640	$(217,064)	$—	$(217,064)

48

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its Semi-Annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$186,372,522	$9,846,023	$196,218,545
Common Stocks	3,481,731	—	—	3,481,731
Corporate Bonds	111,483	482,275,852	1,700,000	484,087,335
Floating Rate Loan Interests	—	34,312,601	55,068,086	89,380,687
Foreign Agency Obligations	—	52,342,677	—	52,342,677
Non-Agency Mortgage-Backed Securities	—	123,404,062	9,220,095	132,624,157
Preferred Securities	17,636,330	97,610,388	1,734,777	116,981,495
U.S. Government Sponsored Agency Securities	—	59,436,888	—	59,436,888
Short-Term Securities:
Money Market Funds	1,666,788	—	—	1,666,788
Liabilities:
Investments:
Unfunded floating rate loan interests(a)	—	(23)	—	(23)

	$22,896,332	$1,035,754,967	$77,568,981	$1,136,220,280

49

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$3,517,976	$—	$3,517,976
Forward foreign currency contracts	—	916,915	—	916,915
Interest rate contracts	70,052	3,159,406	—	3,229,458
Equity contracts	331	—	—	331
Liabilities:
Credit contracts	—	(874,024)	—	(874,024)
Forward foreign currency contracts	—	(1,286,056)	—	(1,286,056)
Interest rate contracts	(22,320)	(605,124)	—	(627,444)

Total	$48,063	$4,829,093	$—	$4,877,156

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements payable of $440,407,265 is categorized as Level 2 within the disclosure hierarchy.

During the period ended July 31, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2017	$3,678,179	$—	$89,614,421	$16,674,165	$1,707,834	$111,674,599
Transfers into Level 3	—	—	733,207	—	—	733,207
Transfers out of Level 3	(1,542,985)	—	(311,782)	—	—	(1,854,767)
Accrued discounts/premiums	19,264	—	7,371	146,610	—	173,245
Net realized gain (loss)	(355)	—	9,872	832,705	—	842,222
Net change in unrealized appreciation (depreciation)(a)	(159,594)	—	(11,201,172)	(625,211)	26,943	(11,959,034)
Purchases	8,982,650	1,700,000	1,851,514	—	—	12,534,164
Sales	(1,131,136)		(25,635,345)	(7,808,174)	—	(34,574,655)

Closing Balance, as of July 31, 2018	$9,846,023	$1,700,000	$55,068,086	$9,220,095	$1,734,777	$77,568,981

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018(b)	$(159,594)	$—	$(11,305,938)	$(613,666)	$26,943	$(12,052,255)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

50

Schedule of Investments (unaudited) (continued) July 31, 2018	BlackRock Multi-Sector Income Trust (BIT)

The following table summarizes the valuation methodologies used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $22,131,120. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs		Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$52,003,084	Income	Discount Rate	(a)	15%
Corporate Bond	1,700,000	Market	Recent Transactions	(b)	—
Preferred Stocks	1,734,777	Market	Illiquidity Discount	(a)	1%

Total	$55,437,861

(a)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.
(b)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

51

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Multi-Sector Income Trust

Date: September 20, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Multi-Sector Income Trust

Date: September 20, 2018